UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06110

WESTERN ASSET FUNDS, INC.

(Exact Name of Registrant as Specified In Its Charter)

Address of Principal Executive Offices:	385 East Colorado Boulevard
Pasadena, CA 91101

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: March 31, 2005

Date of reporting period: December 31, 2004

Item 1 — Schedule of Investments

Portfolio of Investments
Western Asset Limited Duration Bond Portfolio
December 31, 2004 (Unaudited)
(Amounts in Thousands)

		Maturity	Par/
	Rate	Date	Shares	Value

Long-Term Securities — 102.5%

Corporate Bonds and Notes — 28.2%
Aerospace/Defense — 0.2%
Northrop Grumman Corporation	4.079%	11/16/06	$70	$71

Banking and Finance — 3.7%
Aspetuck Trust 2004-1	2.370%	10/17/05	290	290	//A,B
Countrywide Home Loans, Inc.	2.540%	11/16/07	120	120	//B
Ford Motor Credit Company	3.379%	9/28/07	290	288	//B
General Motors Acceptance Corporation	3.680%	9/23/08	300	292	//B
HSBC Finance Corporation	2.625%	11/16/09	140	140	//B
John Deere Capital Corporation	3.900%	1/15/08	120	121
SLM Corporation	2.300%	1/26/09	20	20	//B

				1,271

Banks — 1.1%
Bank of America Corporation	2.820%	9/15/14	50	50	//B
Wachovia Corporation	6.800%	6/1/05	120	122
Washington Mutual Bank, FA	2.870%	1/15/15	190	190	//B

				362

Cable — 0.8%
Cox Communications, Inc.	3.040%	12/14/07	130	130	//A,B
Tele-Communications, Inc.	7.250%	8/1/05	150	154

				284

Chemicals — 0.3%
The Dow Chemical Company	7.000%	8/15/05	100	102

Computer Services and Systems — 0.3%
Electronic Data Systems Corporation	7.125%	10/15/09	90	99

Diversified Financial Services — 1.5%
CIT Group Inc.	2.530%	5/18/07	110	110	//B
Citigroup Inc.	2.480%	11/5/14	160	160	//B
U.S. Bancorp	3.125%	3/15/08	130	128
Wells Fargo & Company	2.519%	3/3/06	100	100	//B

				498

Diversified Services — 0.5%
Honeywell Incorporated	8.625%	4/15/06	150	160

Drug and Grocery Store Chains — 0.1%
Safeway Inc.	2.630%	11/1/05	30	30	//B

Electric — 2.3%
American Electric Power Company, Inc.	6.125%	5/15/06	120	124
DTE Energy Company	3.350%	6/1/07	165	166	//B
FirstEnergy Corp.	5.500%	11/15/06	190	196
FirstEnergy Corp.	6.450%	11/15/11	100	109
Southern California Edison Company	2.353%	1/13/06	60	60	//B
Virginia Electric and Power Company	5.750%	3/31/06	110	113

				768

		Maturity	Par/
	Rate	Date	Shares	Value

Energy — 1.1%
Alabama Power Company	2.571%	8/25/09	50	50	//B
Pacific Gas and Electric Company	3.600%	3/1/09	90	89
Progress Energy, Inc.	6.750%	3/1/06	110	114
Sempra Energy	2.809%	5/21/08	90	90	//B
TXU Energy Co.	2.838%	1/17/06	50	50	//A,B

				393

Environmental Services — 0.5%
Waste Management, Inc.	7.000%	10/15/06	135	143
Waste Management, Inc.	7.375%	8/1/10	10	11

				154

Food, Beverage and Tobacco — 3.0%
Altria Group, Inc.	7.000%	7/15/05	100	101
Altria Group, Inc.	5.625%	11/4/08	220	229
General Mills, Inc.	6.449%	10/15/06	200	210
Kellogg Company	6.000%	4/1/06	130	134
Kraft Foods Inc.	5.625%	11/1/11	230	243
Sara Lee Corporation	1.950%	6/15/06	120	118

				1,035

Insurance — 0.1%
Metropolitan Life Global Funding	2.740%	3/15/12	40	40	//A,B

Investment Banking/Brokerage — 2.8%
J.P. Morgan Chase & Co.	2.609%	5/20/05	100	100	//B
J.P. Morgan Chase & Co.	2.160%	10/2/09	120	120	//B
Lehman Brothers Holdings Inc.	2.350%	11/10/09	130	130	//B
Merrill Lynch & Co., Inc.	2.715%	1/15/15	160	160	//B
Morgan Stanley	2.556%	1/15/10	100	100	//B
The Bear Stearns Companies Inc.	2.720%	9/9/09	150	150	//B
The Goldman Sachs Group, Inc.	2.731%	2/25/05	110	110	//B
The Goldman Sachs Group, Inc.	2.430%	7/23/09	100	101	//B

				971

Media — 1.6%
Clear Channel Communications, Inc.	3.125%	2/1/07	80	79
Liberty Media Corporation	3.990%	9/17/06	120	121	//B
News America Incorporated	6.625%	1/9/08	100	108
Time Warner Inc.	6.125%	4/15/06	70	73
Viacom Inc.	5.625%	5/1/07	160	167

				548

Medical Care Facilities — 0.1%
HCA, Inc.	6.910%	6/15/05	30	30

Oil and Gas — 2.0%
Amerada Hess Corporation	7.375%	10/1/09	120	134
Apache Corporation	6.250%	4/15/12	90	101
ConocoPhillips	4.750%	10/15/12	20	20
Occidental Petroleum Corporation	7.650%	2/15/06	110	115
Pemex Project Funding Master Trust	8.500%	2/15/08	50	56
Pemex Project Funding Master Trust	3.790%	6/15/10	140	144	//A,B
Tosco Corporation	7.625%	5/15/06	115	122

				692

Paper and Forest Products — 0.7%

		Maturity	Par/
	Rate	Date	Shares	Value

MeadWestvaco Corporation	8.400%	6/1/07	130	143
Weyerhaeuser Company	5.500%	3/15/05	45	45
Weyerhaeuser Company	6.750%	3/15/12	60	68

				256

Pharmaceuticals — 0.4%
Bristol-Myers Squibb Company	4.750%	10/1/06	120	123

Retail — 0.3%
Target Corporation	5.400%	10/1/08	110	116

Special Purpose — 3.5%
American Honda Finance Corporation	2.200%	10/22/07	100	100	//A,B
American Honda Finance Corporation	3.850%	11/6/08	34	34	//A
ChevronTexaco Capital Company	3.500%	9/17/07	120	120
DaimlerChrysler NA Holding Corporation	2.940%	9/10/07	330	331	//B
Devon Financing Corp. ULC	6.875%	9/30/11	110	125
Sprint Capital Corporation	6.000%	1/15/07	300	314
Toyota Motor Credit Corporation	2.330%	2/15/05	125	125	//B
Verizon Wireless Capital LLC	2.415%	5/23/05	50	50	//A,B

				1,199

Telecommunications (Cellular/Wireless) — 0.9%
AT&T Wireless Services Inc.	7.350%	3/1/06	120	126
Motorola, Inc.	4.608%	11/16/07	170	173

				299

Telecommunciations Equipment — 0.4%
New York Telephone	6.000%	4/15/08	120	127

Total Corporate Bonds and Notes (Identified Cost — $9,649)				9,628

Asset-Backed Securities — 25.5%
Fixed Rate Securities — 7.4%
ACE Securities Corp. 2003-MH1	2.200%	8/15/30	150	149	//A
Aesop Funding II LLC 1998-1	6.140%	5/20/06	208	210	//A
AmeriCredit Automobile Receivables Trust 2001-C	5.010%	7/14/08	454	459
AmeriCredit Automobile Receivables Trust 2003-BX	2.720%	1/6/10	400	397
Capital One Auto Finance Trust 2001-B 3	4.880%	9/15/08	250	253
Capital One Auto Finance Trust 2002-B	2.710%	10/16/06	105	105
Hyundai Auto Receivables Trust 2002-A	2.800%	2/15/07	133	133	//A
Onyx Acceptance Owner Trust 2002-D	3.100%	7/15/09	138	138
UCFC Home Equity Loan 1998-D	6.905%	4/15/30	140	144
UPFC Auto Receivables Trust 2004-A	3.270%	9/15/10	500	498
Vanderbilt Mortgage Finance 2001-C	4.235%	8/7/14	27	27

				2,513

Indexed Securities //B — 18.1%
AmeriCredit Automobile Receivables Trust 2003-BX	2.711%	1/6/10	30	30
AmeriCredit Automobile Receivables Trust 2003-AM	2.601%	10/6/06	1	1
AQ Finance Nim Trust 2003-N13	2.648%	12/25/08	93	93	//A
Bayview Financial Acquisition Trust 2004-C A1	2.838%	5/28/44	370	371
Centex Home Equity 2002-D	2.858%	12/25/32	62	62
Chase Credit Card Master Trust 2002-2	3.303%	7/16/07	100	100
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-4	2.788%	10/25/32	89	89
Chase USA Master Trust 2000-1	2.900%	8/17/09	200	200
Chesapeake Funding LLC 2003-1	2.590%	8/7/08	300	300
Citibank Credit Card Issuance Trust 2000-C2	2.720%	10/15/07	90	90
Citibank Credit Card Issuance Trust 2002-C3	3.630%	12/15/09	160	164

		Maturity	Par/
	Rate	Date	Shares	Value

Countrywide Asset-Backed Certificates 2000-4	2.658%	12/25/31	103	103
Countrywide Asset-Backed Certificates 2001-4	2.758%	4/25/32	45	45
Countrywide Asset-Backed Certificates 2002-3	2.788%	5/25/32	51	51
Countrywide Home Equity Loan Trust 2002-C	2.643%	5/15/28	84	84
Countrywide Home Equity Loan Trust 2004-J	2.693%	12/15/33	372	372
Countrywide Home Equity Loan Trust 2004-O	2.683%	2/15/34	367	367
EQCC Trust 2002-1	2.718%	11/25/31	93	93
First North American National Bank 2003-A	2.883%	5/16/11	220	221
Fremont Home Loan Trust 2004-C	2.688%	1/25/32	358	358
GSAA Trust 2004-9	2.798%	9/25/34	473	474
Irwin Home Equity Trust 2003-A	2.918%	10/25/27	62	62
Metris Master Trust 2002-3A	2.710%	5/20/09	490	489
Navistar Financial 2003-B Owner Trust	2.603%	4/15/08	200	201
New Century Home Equity Loan Trust 2001-NC1	2.700%	6/20/31	52	52
Providian Gateway Master Trust 2002-B	3.103%	6/15/09	500	503	//A
Rental Car Finance Corporation 2004-1A	2.618%	6/25/09	500	498	//A
Residential Asset Securities Corporation 1999-KS1	2.970%	3/25/29	134	134
Structured Asset Securities Corporation 2002-BC1 A1	2.918%	8/25/32	59	59
Superior Wholesale Inventory Financing Trust 2004-A10	2.503%	9/15/11	500	501

				6,167

Total Asset-Backed Securities (Identified Cost — $8,844)				8,680

Mortgage-Backed Securities — 13.8%
Fixed Rate Securities — 1.5%
Asset Securitization Corporation 1996-D2	6.920%	2/14/29	133	137
Bear Stearns Arm Trust 2004-10	4.694%	1/25/35	190	192
Countrywide Alternative Loan Trust 2004-J1 1A1	6.000%	2/25/34	103	104
Residential Asset Mortgage Products Inc. 2004-SL2	8.500%	10/25/31	79	83

				516

Indexed Securities //B — 10.2%
Bank of America Mortgage Securities 2003-D	4.569%	5/25/33	288	289
Bear Stearns Commercial Mortgage Securities Incorporated 2004-ESA A1	2.618%	5/14/16	250	250	//A
Crusade Global Trust 2003-2	2.700%	9/18/34	145	145
Granite Mortgages PLC 2003-1	2.269%	1/20/20	310	310
Holmes Financing PLC Series 6	2.240%	4/15/08	300	300
Impac CMB Trust 2002-8	2.878%	3/25/33	103	104
J.P. Morgan Chase Commercial Mortgage Securities Corp. 2003-FL2A	2.653%	11/15/16	152	152	//A
J.P. Morgan Mortgage Trust 2003-A1	4.380%	10/25/33	336	327
Mall of America Capital Company LLC 2000-1	2.690%	3/12/10	250	250	//A
Medallion Trust 2000-2G	2.710%	12/18/31	150	150
Medallion Trust 2003-1G	2.710%	12/21/33	136	136
Merrill Lynch Mortgage Investor, Inc. 2004-SL1	2.678%	4/25/35	157	157
MLCC Mortgage Investors, Inc. 2003-H	3.825%	1/25/29	140	150
Morgan Stanley Dean Witter Capital I 2001-XLF	2.881%	10/7/13	103	103	//A
Residential Asset Mortgage Products Inc. 2002-RS6	2.868%	11/25/32	123	123
Sequoia Mortgage Trust 2003-2 A2	2.541%	6/20/33	174	173
Structured Asset Securities Corporation 2004-SC1 A	9.011%	12/25/29	244	258	//A
Torrens Trust 2000-1GA	2.663%	7/15/31	68	68	//A

				3,445

Variable Rate Securities //C — 2.1%
Banc of America Funding Corporation 2004-B	4.289%	12/20/34	388	392
Countrywide Alternative Loan Trust 2004-33	5.015%	12/25/34	99	101
Countrywide Alternative Loan Trust 2004-33	5.116%	12/25/34	226	229

				722

Total Mortgage-Backed Securities (Identified Cost — $4,558)				4,683

		Maturity	Par/
	Rate	Date	Shares	Value

U.S. Government and Agency Obligations — 22.8%
Fixed Rate Securities — 12.6%
Fannie Mae	3.125%	7/15/06	860	859
Fannie Mae	2.800%	3/1/19	260	258
Federal Home Loan Bank	2.500%	3/30/06	870	864
Federal Home Loan Bank	3.125%	9/15/06	450	450
Federal Home Loan Bank	3.625%	11/14/08	175	175
United States Treasury Notes	3.000%	11/15/07	110	109
United States Treasury Notes	3.375%	9/15/09	1,500	1,486
United States Treasury Notes	3.500%	11/15/09	80	80

				4,281

Indexed Securities //D — 10.2%
United States Treasury Inflation-Protected Security	3.625%	1/15/08	1,122	1,222
United States Treasury Inflation-Protected Security	0.875%	4/15/10	594	589
United States Treasury Inflation-Protected Security	3.000%	7/15/12	754	841
United States Treasury Inflation-Protected Security	2.000%	7/15/14	385	397
United States Treasury Inflation-Protected Security	3.875%	4/15/29	313	430

				3,479

Total U.S. Government and Agency Obligations (Identified Cost — $7,706)				7,760

U.S. Government Agency Mortgage-Backed Securities — 7.4%
Fixed Rate Securities — 3.6%
Fannie Mae	5.000%	12/1/34	350	347	//E
Fannie Mae	6.000%	12/1/34	350	362	//E
Freddie Mac	4.500%	12/31/34	400	404	//E
Government National Mortgage Association	5.000%	12/15/34	130	130	//E

				1,243

Indexed Securities //B — 3.8%
Fannie Mae	4.224%	12/1/34	200	200
Fannie Mae	4.263%	12/1/34	200	201
Fannie Mae	4.330%	12/1/34	400	402	//E
Fannie Mae	4.500%	12/1/34	200	201	//E
Freddie Mac	4.368%	12/1/34	100	101
Freddie Mac	4.088%	1/1/35	67	67
Freddie Mac	4.104%	1/1/35	121	120

				1,292

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $2,540)				2,535

Yankee Bonds //F — 4.6%
Banks — 0.5%
The Korea Development Bank	4.750%	7/20/09	70	71
The Korea Development Bank	2.479%	10/20/09	100	100	//B

				171

Foreign Governments — 0.7%
Republic of Chile	2.519%	1/28/08	10	10	//B
Russian Federation	8.250%	3/31/10	60	67
Russian Federation	8.250%	3/31/10	130	143	//A

				220

Manufacturing (Diversified) — 0.6%
Tyco International Group SA	4.436%	6/15/07	200	203	//A

Retail — 0.4%

		Maturity	Par/
	Rate	Date	Shares		Value

Wal-Mart Stores Canada, Inc.	5.580%	5/1/06	140		144	//A

Special Purpose — 1.0%
BP Capital Markets Plc	2.750%	12/29/06	100		99
Deutsche Telekom International Finance BV	8.250%	6/15/05	150		154
Diageo Capital Plc	3.375%	3/20/08	100		99

					352

Telecommunications — 1.4%
British Telecommunications plc	7.875%	12/15/05	120		125
Telecom Italia Capital	4.000%	1/15/10	160		157	//A
Telefonos de Mexico SA de CV (Telmex)	8.250%	1/26/06	190		199

					481

Total Yankee Bonds (Identified Cost — $1,575)					1,571

Preferred Stocks — 0.2%
Fannie Mae	7.000%		1	sh	74	//B

Total Preferred Stocks (Identified Cost — $65)					74

Total Long-Term Securities (Identified Cost — $34,937)					34,931

Short-Term Securities — 2.3%

U.S. Government and Agency Obligations — 0.2%
Fannie Mae	0.000%	4/1/05	$20		20	//G,H
Fannie Mae	0.000%	4/1/05	30		30	//G,H

					50

Repurchase Agreements — 2.1%
Goldman, Sachs & Company
2.22%, dated 12/31/04, to be repurchased at $718 on 1/3/05 (Collateral: $735 Freddie Mac zero-coupon notes, due 1/28/05, value $729)			718		718

Total Short-Term Securities (Identified Cost — $768)					768

Total Investments — 104.8% (Identified Cost — $35,705)					35,699
Other Assets Less Liabilities — (4.8%)					(1,620)

Net Assets — 100.0%					$34,079

Net Asset Value Per Share					$9.97

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)
Futures Contracts Purchased
Eurodollar Futures	September 2005	6	$(6)
U.S. Treasury Note Futures	March 2005	10	4

			$(2)

Futures Contracts Written
U.S. Treasury Note Futures	March 2005	17	$5

//A	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 11.05% of net assets.

//B	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), the one-year Treasury Bill rate, or the Cost of Funds Index (“COFI”). The coupon rates are the rates as of December 31, 2004.

//C	The coupon rates shown on variable rate securities are the rates at December 31, 2004. These rates vary with the weighted average coupon of the underlying loans

//D	Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

//E	When-issued security –Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

//F	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.

//G	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

//H	Collateral to cover futures contracts.

\

Portfolio of Investments
Western Asset Intermediate Bond Portfolio
December 31, 2004 (Unaudited)
(Amounts in Thousands)

		Maturity	Par/
	Rate	Date	Shares	Value

Long-Term Securities — 94.6%

Corporate Bonds and Notes — 45.6%
Aerospace/Defense — 0.9%
Northrop Grumman Corporation	4.079%	11/16/06	$1,270	$1,283
Raytheon Company	6.750%	8/15/07	882	950
Systems 2001 Asset Trust	6.664%	9/15/13	1,654	1,833	//A
United Technologies Corporation	6.350%	3/1/11	1,280	1,426	//B

				5,492

Banking and Finance — 5.7%
Aspetuck Trust 2004-1	2.370%	10/17/05	4,000	4,000	//A,C
Boeing Capital Corporation	6.350%	11/15/07	1,530	1,635	//B
Caterpillar Financial Services	3.450%	1/15/09	1,700	1,672	//B
Countrywide Home Loans, Inc.	2.540%	11/16/07	1,970	1,968	//C
Ford Motor Credit Company	3.379%	9/28/07	11,730	11,645	//B,C
General Motors Acceptance Corporation	3.185%	5/18/06	1,500	1,493	//C
General Motors Acceptance Corporation	2.970%	1/16/07	1,950	1,929	//C
General Motors Acceptance Corporation	6.125%	8/28/07	805	829	//B
General Motors Acceptance Corporation	3.680%	9/23/08	5,750	5,603	//C
HSBC Finance Corporation	2.625%	11/16/09	1,080	1,081	//C
John Deere Capital Corporation	5.100%	1/15/13	2,000	2,057
SLM Corporation	2.300%	1/26/09	1,430	1,430	//C

				35,342

Banks — 2.0%
Bank of America Corporation	2.820%	9/15/14	6,200	6,242	//C
U. S. Bank NA	2.870%	2/1/07	1,410	1,398
Wachovia Corporation	3.625%	2/17/09	1,900	1,878
Washington Mutual Bank, FA	2.870%	1/15/15	2,790	2,792	//C

				12,310

Cable — 1.1%
Comcast Corporation	6.500%	1/15/15	530	589
Comcast MO of Delaware Inc.	8.875%	9/15/05	3,096	3,217
Cox Communications, Inc.	3.040%	12/14/07	2,860	2,865	//A,C
TCI Communications, Inc.	8.000%	8/1/05	220	226

				6,897

Chemicals — 1.1%
E. I. du Pont de Nemours and Company	4.125%	4/30/10	1,270	1,280
Rohm and Haas Company	7.400%	7/15/09	3,710	4,214
The Dow Chemical Company	6.000%	10/1/12	1,000	1,093

				6,587

Computer Services and Systems — 0.4%
Electronic Data Systems Corporation	7.125%	10/15/09	2,360	2,599	//B

Diversified Financial Services — 3.9%
CIT Group Inc.	2.530%	5/18/07	3,170	3,170	//C
Citigroup Inc.	2.480%	11/5/14	8,560	8,573	//C
General Electric Capital Corporation	2.510%	11/21/11	9,860	9,865	//C
U.S. Bancorp	3.125%	3/15/08	1,500	1,474
Wells Fargo & Company	2.590%	9/15/09	1,570	1,568	//C

				24,650

Drug and Grocery Store Chains — 0.3%

		Maturity	Par/
	Rate	Date	Shares	Value

Safeway Inc.	2.630%	11/1/05	740	741	//C
The Kroger Co.	6.200%	6/15/12	1,090	1,195

				1,936

Electric — 2.4%
American Electric Power Company, Inc.	6.125%	5/15/06	1,830	1,897
Carolina Power & Light Company	5.950%	3/1/09	1,175	1,255
Commonwealth Edison Company	6.150%	3/15/12	325	357
Dominion Resources, Inc.	5.700%	9/17/12	2,220	2,351	//B
DTE Energy Company	3.350%	6/1/07	1,480	1,485	//C
FirstEnergy Corp.	6.450%	11/15/11	2,600	2,825
Niagara Mohawk Power Corporation	7.750%	10/1/08	2,150	2,419
The Cleveland Electric Illuminating Company	5.650%	12/15/13	2,115	2,193

				14,782

Energy — 2.4%
Alabama Power Company	2.571%	8/25/09	1,400	1,400	//C
Duke Energy Corporation	6.250%	1/15/12	1,330	1,450	//B
Exelon Corporation	6.750%	5/1/11	2,200	2,461
MidAmerican Energy Holdings Company	5.875%	10/1/12	1,020	1,081
Pacific Gas and Electric Company	3.600%	3/1/09	2,850	2,803
Progress Energy, Inc.	5.850%	10/30/08	1,250	1,315
Progress Energy, Inc.	7.100%	3/1/11	1,650	1,855
Sempra Energy	2.809%	5/21/08	1,930	1,923	//C
TXU Energy Co.	2.838%	1/17/06	950	952	//A,C

				15,240

Environmental Services — 0.4%
Waste Management, Inc.	7.375%	8/1/10	2,480	2,843

Food, Beverage and Tobacco — 3.1%
Altria Group, Inc.	7.000%	7/15/05	2,000	2,031
Altria Group, Inc.	5.625%	11/4/08	2,650	2,754	//B
Altria Group, Inc.	6.950%	6/1/06	1,390	1,444
General Mills, Inc.	6.449%	10/15/06	3,000	3,148
Kraft Foods Inc.	5.625%	11/1/11	5,200	5,507
Pepsi Bottling Holdings Inc.	5.625%	2/17/09	2,441	2,602	//A
Sara Lee Corporation	2.750%	6/15/08	2,050	1,985

				19,471

Gas and Pipeline Utilities — 0.3%
The Williams Companies, Inc.	8.125%	3/15/12	1,900	2,195

Health Care — 0.3%
WellPoint Inc.	3.750%	12/14/07	2,100	2,099	//A

Insurance — 0.3%
ACE INA Holdings Inc.	8.300%	8/15/06	1,610	1,721

Investment Banking/Brokerage — 5.7%
Credit Suisse First Boston USA	6.125%	11/15/11	2,220	2,421
J.P. Morgan & Co. Incorporated	5.342%	2/15/12	2,190	2,476	//C
J.P. Morgan Chase & Co.	2.160%	10/2/09	6,080	6,087	//B,C
J.P. Morgan Chase Capital XIII	3.500%	9/30/34	1,500	1,492	//C
Lehman Brothers Holdings Inc.	2.350%	11/10/09	4,660	4,665	//C
Merrill Lynch & Co., Inc.	2.715%	1/15/15	4,360	4,360	//C
Morgan Stanley	2.556%	1/15/10	5,600	5,607	//C
The Bear Stearns Companies Inc.	2.875%	7/2/08	1,380	1,334
The Bear Stearns Companies Inc.	2.720%	9/9/09	1,140	1,139	//C
The Goldman Sachs Group, Inc.	2.430%	7/23/09	1,880	1,886	//C
The Goldman Sachs Group, Inc.	3.149%	9/29/14	3,980	4,001	//C

				35,468

		Maturity	Par/
	Rate	Date	Shares	Value

Investment Management - 0.4%
Dryden Investor Trust	7.157%	7/23/08	2,584	2,730	//A

Media - 1.8%
Cox Enterprises, Inc.	8.000%	2/15/07	1,150	1,237	//A
Liberty Media Corporation	3.990%	9/17/06	1,365	1,382	//C
News America Incorporated	6.625%	1/9/08	3,124	3,371
Time Warner Inc.	6.875%	5/1/12	1,740	1,982
Turner Broadcasting System, Inc.	8.375%	7/1/13	1,830	2,255
Viacom Inc.	5.625%	8/15/12	730	781	//B

				11,008

Medical Care Facilities - 0.6%
HCA, Inc.	8.750%	9/1/10	3,075	3,515

Oil and Gas - 3.5%
Amerada Hess Corporation	7.375%	10/1/09	2,440	2,726	//B
Anadarko Petroleum Corporation	3.250%	5/1/08	1,720	1,690
Apache Corporation	6.250%	4/15/12	2,280	2,551	//B
ConocoPhillips	4.750%	10/15/12	2,430	2,478	//B
Panhandle Eastern Pipe Line Company	4.800%	8/15/08	315	322
Pemex Project Funding Master Trust	8.500%	2/15/08	1,000	1,127
Pemex Project Funding Master Trust	3.790%	6/15/10	5,080	5,212	//A,C
Sonat Inc.	7.625%	7/15/11	4,880	5,051
XTO Energy, Inc.	7.500%	4/15/12	560	655

				21,812

Paper and Forest Products - 1.0%
International Paper Company	6.750%	9/1/11	1,000	1,121
MeadWestvaco Corporation	6.850%	4/1/12	2,063	2,333	//B
Willamette Industries, Inc.	7.125%	7/22/13	2,270	2,559

				6,013

Pharmaceuticals - 0.4%
Bristol-Myers Squibb Company	5.750%	10/1/11	2,200	2,356

Retail - 0.7%
Target Corporation	5.875%	3/1/12	3,000	3,267
Wal-Mart Stores, Inc.	3.375%	10/1/08	600	593
Wal-Mart Stores, Inc.	4.125%	2/15/11	850	853

				4,713

Special Purpose - 4.3%
American Honda Finance Corporation	2.398%	12/6/05	630	630	//A,C
American Honda Finance Corporation	2.200%	10/22/07	1,750	1,749	//A,C
Conoco Funding Company	5.450%	10/15/06	733	759
DaimlerChrysler NA Holding Corporation	2.940%	9/10/07	5,080	5,097	//C
DaimlerChrysler NA Holding Corporation	7.300%	1/15/12	2,170	2,463
Devon Financing Corporation ULC	6.875%	9/30/11	2,500	2,831
Sprint Capital Corporation	4.780%	8/17/06	1,970	2,008	//D
Sprint Capital Corporation	8.375%	3/15/12	4,540	5,530
Verizon Global Funding Corp.	7.250%	12/1/10	5,000	5,729

				26,796

Telecommunications - 0.3%
Pacific Bell	6.125%	2/15/08	1,800	1,916	//B

Telecommunications (Cellular/Wireless) - 1.1%
AT&T Wireless Services Inc.	7.350%	3/1/06	500	523
AT&T Wireless Services Inc.	7.500%	5/1/07	1,690	1,836
AT&T Wireless Services Inc.	8.125%	5/1/12	2,304	2,785

		Maturity	Par/
	Rate	Date	Shares	Value

Motorola, Inc.	4.608%	11/16/07	1,570	1,601

				6,745

Transportation - 1.2%
Continental Airlines, Inc.	6.545%	2/2/19	1,349	1,341
Delta Air Lines, Inc.	6.619%	3/18/11	561	552
Delta Air Lines, Inc.	6.718%	1/2/23	2,556	2,667
U.S. Airways	6.850%	1/30/18	1,371	1,327
Union Pacific Corporation	7.250%	11/1/08	250	279
Union Pacific Corporation	6.650%	1/15/11	1,000	1,118

				7,284

Total Corporate Bonds and Notes (Identified Cost — $280,200)				284,520

Asset-Backed Securities - 7.4%
Fixed Rate Securities - 1.6%
ABFS Mortgage Loan Trust 2002-3	4.263%	9/15/33	2,633	2,650	//D
Conseco Finance Securitizations Corp. 2000-4	8.310%	5/1/32	800	876
Ford Credit Auto Owner Trust 2002-B	4.140%	12/15/05	372	373
Green Tree Financial Corporation 1994-6	8.900%	1/15/20	3,800	4,042
Mego Mortgage Home Loan Trust 1996-2	7.275%	8/25/17	48	48
UCFC Home Equity Loan 1998-D	6.905%	4/15/30	790	811
WFS Financial Owner Trust 2002-2	3.810%	2/20/07	1,069	1,072

				9,672

Indexed Securities //C - 5.6%
AFC Home Equity Loan Trust 2003-3	2.768%	10/25/30	2,726	2,716	//A
AmeriCredit Automobile Receivables Trust 2003-BX	2.521%	11/6/06	372	372
Amresco Residential Securites Mortgage Loan Trust 1998-2	3.243%	6/25/28	489	490
Asset Backed Securities Corp Home Equity Loan Trust 2002-HE2	2.703%	8/15/32	421	421
Capital One Auto Finance Trust 2003-A	2.563%	10/15/07	4,788	4,791
CNH Equipment Trust 2003-A	2.583%	7/16/07	5,405	5,406
Countrywide Asset-Backed Certificates 2002-BC1	2.748%	4/25/32	1,755	1,757
Household Home Equity Loan Trust 2002-3	2.860%	7/20/32	1,942	1,942
IndyMac Home Equity Loan Asset-Backed Trust 2001-A	2.678%	3/25/31	1,448	1,447
MMCA Automobile Trust 2002-1	2.683%	1/15/10	734	734
Morgan Stanley ABS Capital I 2003-NC8 A2	2.778%	9/25/33	2,608	2,615
MSDWCC HELOC Trust 2003-1	2.688%	11/25/15	3,547	3,545
Residential Asset Securities Corporation 2003-KS1	2.788%	1/25/33	2,899	2,904
Saxon Asset Securities Trust 2003-3	2.558%	12/25/33	112	112
Sovereign Dealer Floor Plan Master LLC 2000-1A	2.653%	10/15/07	5,500	5,507	//A

				34,759

Stripped Securities - 0.2%
ACA CDS 2002-1, Ltd.	5.484%	7/15/08	7,600	750	//E1
Oakwood Mortgage Investors Inc. 2001-C	6.000%	5/15/08	4,940	689	//E1

				1,439

Total Asset-Backed Securities (Identified Cost — $46,017)				45,870

Mortgage-Backed Securities - 5.4%
Fixed Rate Securities - 2.5%
Asset Securitization Corporation 1996-D2	6.920%	2/14/29	830	856
Countrywide Home Loans 2004-20	4.094%	9/25/34	3,348	3,382	//F
Fannie Mae Grantor Trust 2002-T3	5.763%	12/25/11	3,830	4,158
GMAC Commercial Mortgage Securities Inc. 1998-C1	6.700%	5/15/30	1,000	1,075
GMAC Commercial Mortgage Securities Inc. 1998-C2	6.150%	5/15/35	806	813
Merrill Lynch Mortgage Investors, Inc. 1998-C1	6.310%	11/15/26	517	528
Morgan Stanley Capital I 1995-GAL1	7.950%	8/15/27	2,650	2,699	//A
Nomura Asset Securities Corporation 1996-MD5	7.120%	4/13/39	1,500	1,566
Ocwen Residential MBS Corporation 1998-R1	7.000%	10/25/40	490	496	//A
Wells Fargo Mortgage Backed Securities Trust 2002-18	5.500%	12/25/32	447	450

		Maturity	Par/
	Rate	Date	Shares	Value

				16,023

Indexed Securities //C - 2.7%
Commercial Mortgage Pass-Through Certificates 2002-FL 7	2.753%	11/15/14	1,555	1,556	//A
CS First Boston Mortgage Securities Corp. 2003-TFLA1	2.673%	4/15/13	5,420	5,421	//A
Impac CMB Trust 2002-5	2.788%	7/25/32	1,573	1,575
Impac CMB Trust 2003-12	2.798%	12/25/33	4,165	4,164
Paragon Hotel Finance Company 2003-CTF	3.903%	11/15/13	100	100	//A
Wells Fargo Mortgage Backed Securities Trust 2004-S	3.541%	9/25/34	4,350	4,255

				17,071

Variable Rate Securities //F - 0.2
Countrywide Home Loans 2003-49	3.697%	12/19/33	1,000	980

Stripped Securities — N.M.
FFCA Secured Lending Corporation 1997-1	0.421%	2/18/22	1,328	15	//A,E1

Total Mortgage-Backed Securities (Identified Cost — $34,682)				34,089

U.S. Government and Agency Obligations - 27.2%
Fixed Rate Securities - 18.9%
Fannie Mae	7.250%	1/15/10	200	230
Fannie Mae	5.125%	1/2/14	1,300	1,326
Fannie Mae	6.000%	5/15/11	5,010	5,512
Fannie Mae	6.125%	3/15/12	3,160	3,511
Fannie Mae	4.375%	3/15/13	3,540	3,530	//B
Fannie Mae	4.625%	5/1/13	2,430	2,421	//B
Federal Home Loan Bank	3.125%	9/15/06	6,000	5,994
Federal Home Loan Bank	5.800%	3/30/09	600	648
Freddie Mac	4.500%	1/15/13	2,450	2,471
Overseas Private Investment Corporation	7.740%	8/15/07	3,000	3,207
Tennessee Valley Authority	5.625%	1/18/11	460	494
Tennessee Valley Authority	6.790%	5/23/12	4,220	4,859
United States Treasury Notes	2.375%	8/15/06	30	30	//B
United States Treasury Notes	2.500%	9/30/06	3,040	3,014	//B
United States Treasury Notes	2.600%	10/31/06	3,640	3,606	//B
United States Treasury Notes	2.250%	2/15/07	2,370	2,330	//B
United States Treasury Notes	3.125%	5/15/07	3,860	3,858	//B
United States Treasury Notes	4.375%	5/15/07	980	1,007	//B
United States Treasury Notes	6.625%	5/15/07	2,290	2,471	//B
United States Treasury Notes	2.750%	8/15/07	520	514	//B
United States Treasury Notes	2.625%	5/15/08	26,610	26,015	//B
United States Treasury Notes	4.000%	6/15/09	10,000	10,190	//B
United States Treasury Notes	3.500%	11/15/09	12,000	11,944	//B
United States Treasury Notes	3.500%	12/15/09	11,550	11,494	//B
United States Treasury Notes	4.250%	11/15/14	7,170	7,189	//B

				117,865

Indexed Securities //G - 7.9%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	13,742	13,609	//B
United States Treasury Inflation-Protected Security	3.000%	7/15/12	1,497	1,670	//B
United States Treasury Inflation-Protected Security	1.876%	7/15/13	727	748	//B
United States Treasury Inflation-Protected Security	2.000%	7/15/14	13,083	13,498	//B
United States Treasury Inflation-Protected Security	2.375%	1/15/25	13,670	14,618	//B
United States Treasury Inflation-Protected Security	3.625%	4/15/28	3,812	5,003	//B

				49,146

Stripped Securities - 0.4%
United States Treasury Bonds	0.000%	2/15/23	7,080	2,838	//B,E2

Total U.S. Government and Agency Obligations (Identified Cost — $167,855)				169,849

		Maturity	Par/
	Rate	Date	Shares	Value

U.S. Government Agency Mortgage-Backed Securities - 2.1%
Fixed Rate Securities - 0.8%
Fannie Mae	6.500%	6/1/14	435	459
Fannie Mae	8.000%	9/1/15	124	132
Fannie Mae	9.500%	4/15/21	80	90
Freddie Mac	8.500%	7/1/06	0	0
Freddie Mac	6.500%	6/1/13 to 11/1/15	125	131
Freddie Mac	7.500%	4/1/17	7	7
Freddie Mac	9.300%	4/15/19	125	125
Freddie Mac	6.000%	12/15/28	228	228
Government National Mortgage Association	9.500%	9/15/05	8	8
Government National Mortgage Association	9.000%	6/15/06	30	31

				1,211

Indexed Securities //C - 1.3%
Fannie Mae	4.330%	12/23/34	2,600	2,614	//H
Fannie Mae	4.500%	1/24/35	1,100	1,107	//H
Fannie Mae	4.330%	11/1/34	1,391	1,399
Fannie Mae	4.200%	12/1/34	1,400	1,401
Freddie Mac	4.374%	12/1/34	600	602
Freddie Mac	4.088%	1/1/35	566	564
Freddie Mac	4.105%	1/1/35	1,026	1,021
Freddie Mac	4.494%	12/1/34	3,000	3,021

				11,729

Stripped Securities — N.M.
Fannie Mae	0.000%	5/25/22	20	18	//E1
Freddie Mac	10.000%	3/1/21	17	4	//E2

				22

Variable Rate Securities //F - 1.3%
Fannie Mae	3.139%	3/1/18	47	48
Freddie Mac	3.615%	1/1/19	19	19

				67

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $13,035)				13,029

Yankee Bonds //J - 6.3%
Banking and Finance - 0.2%
HBOS Treasury Services plc	4.000%	9/15/09	1,530	1,526	//A

Banks - 1.4%
HSBC Holdings plc	7.500%	7/15/09	5,700	6,500	//B
The Korea Development Bank	4.750%	7/20/09	60	61
The Korea Development Bank	2.479%	10/20/09	1,980	1,978	//C

				8,539

Diversified Financial Services - 0.5%
Pemex Finance LTD.	7.800%	2/15/13	2,400	2,804

Electric - 0.3%
SP PowerAssets Limited	5.000%	10/22/13	1,965	1,993	//A

Foreign Governments - 0.9%
Russian Federation	5.000%	3/31/30	4,640	4,800	//D
United Mexican States	8.375%	1/14/11	850	998

				5,798

Manufacturing (Diversified) - 0.9%
Tyco International Group SA	6.375%	6/15/05	1,000	1,014
Tyco International Group SA	4.436%	6/15/07	3,350	3,404	//A,B

		Maturity	Par/
	Rate	Date	Shares		Value

Tyco International Group SA	6.375%	10/15/11	180		199
Tyco International Group SA	6.000%	11/15/13	1,020		1,111

					5,728

Special Purpose - 0.8%
Deutsche Telekom International Finance BV	8.500%	6/15/10	1,300		1,549
Diageo Capital Plc	3.375%	3/20/08	2,090		2,070
Petrozuata Finance, Inc.	8.220%	4/1/17	1,090		1,089	//A

					4,708

Telecommunications - 1.3%
British Telecommunications plc	7.875%	12/15/05	2,760		2,879
Koninklijke KPN NV	8.000%	10/1/10	1,600		1,888
Telecom Italia Capital	4.000%	1/15/10	3,550		3,481	//A

					8,248

Total Yankee Bonds (Identified Cost — $38,150)					39,344

Preferred Stocks - 0.5%
Fannie Mae	7.000%		24	shs	1,349	//C
Fannie Mae	5.375%		6		635	//C
Home Ownership Funding Corporation	13.331%		6		229	//A,D
Home Ownership Funding Corporation II	13.338%		18		687	//A,D

Total Preferred Stocks (Identified Cost — $3,732)					2,900

Total Long-Term Securities (Identified Cost — $583,671)					589,601

Investment of Collateral From Securities Lending - 23.9%
State Street Navigator Securities Lending Prime Portfolio			149,077		149,077

Total Investment of Collateral From Securities Lending (Identified Cost — $149,077)					149,077

Short-Term Securities - 4.5%

U.S. Government and Agency Obligations - 0.2%
Fannie Mae	0.000%	4/1/05	$1,130		1,124	//I,K

Repurchase Agreements - 4.3%
Deutsche Bank AG
2.2%, dated 12/31/04, to be repurchased at $13,898 on 1/3/05
(Collateral: $14,210 Federal Home Loan Bank bonds, 2.375%, due 4/15/06, value, $14,262)			13,895		13,895

Goldman, Sachs & Company
2.2%, dated 12/31/04, to be repurchased at $13,002 on 1/3/05
(Collateral: $13,280 Federal Home Loan zero coupon notes, due 1/28/05, value $13,257)			13,000		13,000

					26,895

Total Short-Term Securities (Identified Cost — $27,839)					28,019

Total Investments -123.0% (Identified Cost — $760,587)					766,697
Obligation to Return Collateral For Securities Lending — (23.9%)					(149,077)
Other Assets Less Liabilities - 0.9%					5,680

Net Assets - 100.0%					$623,300

Net Asset Value Per Share					$10.66

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Futures Contracts Purchased
Eurodollar Futures	September 2005	520	$(35)
U.S. Treasury Note Futures	March 2005	16	8
U.S. Treasury Note Futures	March 2005	59	79

			$52

Options Written
U.S. Treasury Note Futures Put, Strike Price $102.00	March 2005	104	$69
U.S. Treasury Note Futures Put, Strike Price $109.00	March 2005	242	33
U.S. Treasury Bond Futures Put, Strike Price $109.00	March 2005	175	(23)
U.S. Treasury Bond Futures Call, Strike Price $115.00	March 2005	175	24
U.S. Treasury Bond Futures Call, Strike Price $118.00	June 2005	86	29

			$132

A	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 9.1 % of net assets.

B	All or a portion of this security is on loan.

C	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”). The Consumer Price Index (“CPI”), the one-year Treasury Bill rate, or the Cost of Funds Index (“COFI”). The coupon rates are the rates as of December 31, 2004.

D	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it, begins to accrue interest or pay dividends.

E	Stripped security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

F	The coupon rates shown on variable rate securities are the rates at December 31, 2004. These rates vary with the weighted average coupon of the underlying loans.

G	Treasury Inflation-Protected Security -Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

H	When-issued security – Security purchased on a delayed delivery basis. Final Settlement amount and maturity date have not yet been announced.

I	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

J	Yankee Bond- A dollar-denominated bond issued in the U.S. by foreign entities.

K	Collateral to cover futures and option contracts.

Portfolio of Investments
Western Asset Intermediate Plus Bond Portfolio
December 31, 2004 (Unaudited)
(Amounts in Thousands)

		Maturity	Par/
	Rate	Date	Shares	Value

Long-Term Securities — 91.0%

Corporate Bonds and Notes — 43.8%
Aerospace/Defense — 0.3%
Northrop Grumman Corporation	4.079%	11/16/06	$20	$20
Raytheon Company	6.750%	8/15/07	23	25

				45

Banking and Finance — 5.1%
Aspetuck Trust 2004-1	2.370%	10/17/05	90	90	//A,B
Boeing Capital Corporation	5.750%	2/15/07	50	52
Caterpillar Financial Services Corporation	3.450%	1/15/09	50	49
Countrywide Home Loans, Inc.	2.540%	11/16/07	20	20	//A
Ford Motor Credit Company	3.379%	9/28/07	210	209	//A
General Motors Acceptance Corporation	2.970%	1/16/07	50	50	//A
General Motors Acceptance Corporation	3.680%	9/23/08	180	175	//A
John Deere Capital Corporation	3.900%	1/15/08	50	50
SLM Corporation	2.300%	1/26/09	30	30	//A

				725

Banks — 1.8%
Bank of America Corporation	2.820%	9/15/14	150	151	//A
U. S. Bank NA	2.870%	2/1/07	50	50
Wachovia Corporation	3.625%	2/17/09	50	49

				250

Cable — 1.0%
Comcast Cable Communications, Inc.	6.375%	1/30/06	70	72
Cox Communications, Inc.	3.040%	12/14/07	70	70	//A,B

				142

Chemicals — 0.5%
E. I. du Pont de Nemours and Company	4.125%	4/30/10	30	30
The Dow Chemical Company	5.750%	12/15/08	40	43

				73

Computer Services and Systems — 0.4%
Electronic Data Systems Corporation	7.125%	10/15/09	50	55

Diversified Financial Services — 3.9%
CIT Group Inc.	2.530%	5/18/07	70	70	//A
Citigroup Inc.	2.480%	11/5/14	200	200	//A
General Electric Capital Corporation	2.510%	11/21/11	230	230	//A
Wells Fargo & Company	2.590%	9/15/09	60	60	//A

				560

Electric — 3.7%
Alabama Power Company	2.571%	8/25/09	50	50	//A
American Electric Power Company, Inc.	6.125%	5/15/06	50	52
Dominion Resources, Inc.	5.700%	9/17/12	100	106
DTE Energy Company	3.350%	6/1/07	30	30	//A
FirstEnergy Corp.	6.450%	11/15/11	100	109
GPU, Inc.	7.700%	12/1/05	30	31
Niagara Mohawk Power Corporation	7.750%	10/1/08	50	56

		Maturity	Par/
	Rate	Date	Shares	Value

The AES Corporation	9.500%	6/1/09	50	57
The Cleveland Electric Illuminating Company	5.650%	12/15/13	40	41

				532

Energy — 2.0%
Exelon Corporation	6.750%	5/1/11	60	67
Pacific Gas and Electric Company	3.600%	3/1/09	50	49
Progress Energy, Inc.	7.100%	3/1/11	70	79
Sempra Energy	2.809%	5/21/08	40	40	//A
TXU Energy Co.	2.838%	1/17/06	50	50	//A,B

				285

Environmental Services — 0.5%
Waste Management, Inc.	7.375%	8/1/10	60	69

Food, Beverage and Tobacco — 3.9%
Altria Group, Inc.	7.000%	7/15/05	90	91
Altria Group, Inc.	5.625%	11/4/08	150	156
General Mills, Inc.	6.449%	10/15/06	50	53
General Mills, Inc.	5.125%	2/15/07	40	41
Kraft Foods Inc.	5.625%	11/1/11	100	106
Pepsi Bottling Holdings Inc.	5.625%	2/17/09	50	53	//B
Sara Lee Corporation	2.750%	6/15/08	50	48

				548

Health Care — 0.3%
WellPoint Inc.	3.750%	12/14/07	50	50	//B

Insurance — 0.4%
ACE INA Holdings Inc.	8.300%	8/15/06	60	64

Investment Banking/Brokerage — 5.4%
Credit Suisse First Boston USA	6.125%	11/15/11	50	55
J.P. Morgan Chase & Co.	2.160%	10/2/09	130	130	//A
J.P. Morgan Chase Capital XIII	3.500%	9/30/34	30	30	//A
Lehman Brothers Holdings Inc.	2.350%	11/10/09	110	110	//A
Merrill Lynch & Co., Inc.	2.715%	1/15/15	100	100	//A
Morgan Stanley	2.556%	1/15/10	130	130	//A
The Bear Stearns Companies Inc.	2.875%	7/2/08	50	48
The Goldman Sachs Group, Inc.	2.430%	7/23/09	60	60	//A
The Goldman Sachs Group, Inc.	3.149%	9/29/14	100	101	//A

				764

Media — 2.6%
AOL Time Warner Inc.	6.150%	5/1/07	50	53
Liberty Media Corporation	3.990%	9/17/06	60	61	//A
News America, Inc.	6.625%	1/9/08	100	108
Time Warner Inc.	6.875%	5/1/12	50	57
Turner Broadcasting System, Inc.	8.375%	7/1/13	30	37
Viacom Inc.	5.625%	5/1/07	50	52

				368

Medical Care Facilities — 0.4%
HCA, Inc.	8.750%	9/1/10	50	57

Oil and Gas — 3.0%
Amerada Hess Corporation	7.375%	10/1/09	53	59
Anadarko Petroleum Corporation	3.250%	5/1/08	30	29

		Maturity	Par/
	Rate	Date	Shares	Value

Apache Corporation	6.250%	4/15/12	100	112
ConocoPhillips	4.750%	10/15/12	90	92
Occidental Petroleum Corporation	7.650%	2/15/06	30	31
Texas Eastern Transmission Corporation	5.250%	7/15/07	50	52
XTO Energy, Inc.	7.500%	4/15/12	40	47

				422

Paper and Forest Products — 1.2%
MeadWestvaco Corporation	6.850%	4/1/12	100	113
Weyerhaeuser Company	6.750%	3/15/12	50	56

				169

Pharmaceuticals — 0.3%
Bristol-Myers Squibb Company	4.750%	10/1/06	40	41

Real Estate — 0.4%
EOP Operating Limited Partnership	6.750%	2/15/12	50	56

Retail — 0.4%
Target Corporation	5.400%	10/1/08	50	53

Special Purpose — 3.9%
American Honda Finance Corporation	2.398%	12/6/05	20	20	//A,B
American Honda Finance Corporation	2.200%	10/22/07	40	40	//A,B
DaimlerChrysler NA Holding Corporation	2.940%	9/10/07	70	70	//A
DaimlerChrysler NA Holding Corporation	7.300%	1/15/12	100	114
Devon Financing Corp. ULC	6.875%	9/30/11	60	68
National Rural Utilities Cooperative Finance Corporation	6.000%	5/15/06	50	52
Sprint Capital Corporation	4.780%	8/17/06	50	51	//C
Sprint Capital Corporation	8.375%	3/15/12	70	85
The Williams Companies, Inc. Credit-Linked Certificates	5.410%	5/1/09	55	60	//A,B

				560

Telecommunications — 0.8%
GTE Hawaiian Telephone Company, Inc.	7.000%	2/1/06	16	17
GTE Hawaiian Telephone Company, Inc.	7.375%	9/1/06	10	10
Pacific Bell	6.125%	2/15/08	50	53
Qwest Communications International Inc.	5.790%	2/15/09	40	41	//A,B

				121

Telecommunications (Cellular/Wireless) — 1.6%
AT&T Wireless Services Inc.	7.500%	5/1/07	70	76
AT&T Wireless Services Inc.	8.125%	5/1/12	100	121
Motorola, Inc.	4.608%	11/16/07	30	31

				228

Total Corporate Bonds and Notes (Identified Cost — $6,223)				6,237

Asset-Backed Securities — 4.0%
Fixed Rate Securities — 2.2%
AmeriCredit Automobile Recreation Trust 2002-B	3.780%	2/12/07	33	33
Capital Auto Receivables Asset Trust 2002-1	4.160%	7/16/07	95	95
Nissan Auto Receivables Owner Trust 2002-B	4.600%	9/17/07	175	176

				304

Indexed Securities //A — 1.8%
Metris Master Trust 2004-1	2.690%	4/20/11	100	100
Morgan Stanley ABS Capital I 2003-NC8 A2	2.778%	9/25/33	90	90
Residential Asset Securities Corporation 2002-KS7	2.900%	11/25/32	70	71

		Maturity	Par/
	Rate	Date	Shares	Value

				261

Total Asset-Backed Securities (Identified Cost — $569)				565

Mortgage-Backed Securities — 1.6%
Fixed Rate Securities — 0.4%
Washington Mutual Mortgage Securities Corporation 2004-RA1	7.000%	3/25/34	58	59

Indexed Securities //A— 0.7.%
Merrill Lynch Mortgage Investors, Inc. 2004-B	3.667%	5/25/29	93	96

Variable Rate Securities //D— 0.5%
Countrywide Home Loans 2004-20	4.094%	9/25/34	65	66

Total Mortgage-Backed Securities (Identified Cost — $223)				221

U.S. Government and Agency Obligations — 28.3%
Fixed Rate Securities — 20.2%
Fannie Mae	6.000%	5/15/11	50	55
Fannie Mae	4.625%	5/1/13	30	30
Federal Home Loan Bank	3.125%	9/15/06	100	100
Tennessee Valley Authority	5.625%	1/18/11	10	11
Tennessee Valley Authority	6.790%	5/23/12	100	115
United States Treasury Notes	2.500%	10/31/06	140	139
United States Treasury Notes	2.250%	2/15/07	125	123
United States Treasury Notes	2.750%	8/15/07	700	692
United States Treasury Notes	3.375%	9/15/09	770	763
United States Treasury Notes	3.375%	10/15/09	10	10
United States Treasury Notes	3.500%	11/15/09	360	358
United States Treasury Notes	3.500%	12/15/09	150	149
United States Treasury Notes	6.500%	2/15/10	40	45
United States Treasury Notes	4.250%	11/15/14	270	271

				2,861

Indexed Securities //E — 8.1%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	242	240
United States Treasury Inflation-Protected Security	2.000%	1/15/14	671	695
United States Treasury Inflation-Protected Security	2.000%	7/15/14	213	219
United States Treasury Inflation-Protected Security	2.375%	1/15/25	20	21

				1,175

Total U.S. Government and Agency Obligations (Identified Cost — $4,053)				4,036

U.S. Government Agency Mortgage-Backed Securities — 2.1%
Indexed Securities //A— 1.4%
Fannie Mae	4.500%	12/1/35	100	100	//F
Fannie Mae	4.330%	12/1/35	100	101	//F
Freddie Mac	4.088%	1/1/35	33	33
Freddie Mac	4.105%	1/1/35	60	59

				293

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $295)				293

Yankee Bonds //H — 9.1%
Banks — 1.5%
HSBC Holdings plc	7.500%	7/15/09	100	114
KFW Kreditanstalt fuer Wiederaufbau	3.375%	1/23/08	70	70
The Korea Development Bank	4.750%	7/20/09	30	31

				215

		Maturity	Par/
	Rate	Date	Shares		Value

Foreign Governments — 3.8%
Federative Republic of Brazil	14.500%	10/15/09	40		53
Federative Republic of Brazil	3.125%	4/15/12	9		8	//A
Federative Republic of Brazil	8.000%	4/15/14	22		23
Federative Republic of Brazil	10.125%	5/15/27	50		57
Republic of Bulgaria	8.250%	1/15/15	25		31	//B
Republic of Bulgaria	8.250%	1/15/15	30		38
Republic of Colombia	11.750%	2/25/20	15		19
Republic of Panama	10.750%	5/15/20	15		20
Russian Federation	5.000%	3/31/30	140		145	//C
United Mexican States	8.375%	1/14/11	130		153

					547

Manufacturing (Diversified) — 0.7%
Tyco International Group SA	4.436%	6/15/07	50		51	//B
Tyco International Group SA	6.000%	11/15/13	50		54

					105

Special Purpose — 0.8%
Conoco Funding Company	5.450%	10/15/06	10		10
Deutsche Telekom International Finance BV	8.250%	6/15/05	50		51
Diageo Capital Plc	3.375%	3/20/08	50		50

					111

Telecommunications — 2.0%
British Telecommunications plc	7.875%	12/15/05	60		63
France Telecom SA	7.950%	3/1/06	40		42
Telecom Italia Capital	4.000%	1/15/10	80		78	//B
Telefonos de Mexico SA de CV	4.500%	11/19/08	100		101

					284

Telecommunications (Cellular/Wireless) — 0.3%
Vodafone Group Plc	3.950%	1/30/08	40		40

Total Yankee Bonds (Identified Cost — $1,267)					1,302

Foreign Government Obligations — 1.9%
Federal Republic of Germany	3.250%	4/17/09	35	//G	48
Federal Republic of Germany	4.250%	1/4/14	160	//G	227

Total Foreign Government Obligations (Identified Cost — $234)					275

Preferred Stocks — 0.2%
Fannie Mae	7.000%		1	sh	34	//A

Total Preferred Stocks (Identified Cost — $30)					34

Total Long-Term Securities (Identified Cost — $12,894)					12,963

Short-Term Securities — 6.8%

U.S. Government and Agency Obligations — 0.3%
Fannie Mae	0.000%	4/1/05	35		35	//I,J

Repurchase Agreements — 6.4%
Lehman Brothers, Inc.

		Maturity	Par/
	Rate	Date	Shares	Value

2.1%, dated 12/31/04, to be repurchased at $916 on 1/3/05 (Collateral: $940 Fannie Mae notes, 3.10%, due 4/4/07, value $941)			916	916

Total Short-Term Securities (Identified Cost — $952)				951

Total Investments — 97.7% (Identified Cost — $13,846)				13,914
Other Assets Less Liabilities — 2.3%				328

Net Assets — 100.0%				$14,242

Net Asset Value Per Share:				$10.01

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)
Futures Contracts PurchasedH
U.S. Treasury Bond Futures	March 2005	3	$4
U.S. Treasury Note Futures	March 2005	2	1
U.S. Treasury Note Futures	March 2005	4	N.M.
Eurodollar Futures	September 2005	11	N.M.

			$5

Options WrittenH
U.S. Treasury Bond Futures Call, Strike Price $115.00	March 2005	4	$(1)
U.S. Treasury Bond Futures Call, Strike Price $118.00	June 2005	2	1
U.S. Treasury Bond Futures Put, Strike Price $109.00	March 2005	4	N.M.
U.S. Treasury Note Futures Put, Strike Price $102.00	March 2005	2	1
U.S. Treasury Note Futures Put, Strike Price $109.00	March 2005	6	1

			$3

Open Forward Currency Exchange Contracts

Settlement	Contract to				Unrealized
Date	Receive //K		Deliver //K		Gain/(Loss)
2/8/05	USD	817	EUR	645	$(57)

					$(57)

//A	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), the one-year Treasury Bill rate, or the Cost of Funds Index (“COFI”). The coupon rates are the rates as of December 31, 2004.

//B	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 3.52% of net assets.

//C	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.

//D	The coupon rates shown on variable rate securities are the rates at December 31, 2004. These rates vary with the weighted average coupon of the underlying loans.

//E	Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

//F	When-issued security –Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

//G	Denominated in euro currency.

//H	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.

//I	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

//J	Collateral to cover futures and option contracts.

//K	Definitions of currency abbreviations:

EUR – Euro USD – United States dollar

Portfolio of Investments
Western Asset Core Bond Portfolio
December 31, 2004 (Unaudited)
(Amounts in Thousands)

		Maturity	Par/
	Rate	Date	Shares	Value

Long-Term Securities — 86.3%

Corporate Bonds and Notes — 16.8%
Aerospace/Defense — 0.2%
Lockheed Martin Corporation	7.650%	5/1/16	$ 225	$ 276	//A
Northrop Grumman Corporation	4.079%	11/16/06	2,600	2,626
Raytheon Company	6.000%	12/15/10	32	35
Raytheon Company	5.500%	11/15/12	65	69
Raytheon Company	5.375%	4/1/13	705	734	//A
Systems 2001 Asset Trust	6.664%	9/15/13	3,046	3,374	//B

				7,114

Banking and Finance — 2.8%
Boeing Capital Corporation	7.375%	9/27/10	3,240	3,735	//A
Ford Motor Credit Company	6.875%	2/1/06	11,410	11,754
Ford Motor Credit Company	7.375%	10/28/09	22,725	24,513	//A
Ford Motor Credit Company	7.875%	6/15/10	7,450	8,208
Ford Motor Credit Company	7.375%	2/1/11	1,825	1,967	//A
Ford Motor Credit Company	7.250%	10/25/11	360	386	//A
General Motors Acceptance Corporation	6.125%	9/15/06	8,090	8,294
General Motors Acceptance Corporation	6.125%	2/1/07	4,800	4,929
General Motors Acceptance Corporation	7.250%	3/2/11	2,220	2,324	//A
General Motors Acceptance Corporation	0.000%	6/15/15	13,910	6,573	//C
HSBC Finance Corporation	7.875%	3/1/07	2,800	3,047	//A
HSBC Finance Corporation	8.000%	7/15/10	690	812
HSBC Finance Corporation	7.000%	5/15/12	700	800
HSBC Finance Corporation	6.375%	11/27/12	440	486	//A
SB Treasury Company LLC	9.400%	12/29/49	2,930	3,376	//B
SLM Corporation	4.310%	4/1/09	7,620	7,602	//D

				88,806

Banks — 0.5%
Bank of America Corporation	5.250%	2/1/07	3,200	3,313
Bank of America Corporation	7.400%	1/15/11	1,500	1,737
Bank One Corporation	7.875%	8/1/10	4,500	5,249
Bank One Corporation	5.900%	11/15/11	2,000	2,151	//A
Firstar Bank NA	7.125%	12/1/09	450	511
Rabobank Capital Funding Trust III	5.254%	12/29/49	2,060	2,049	//B
Wells Fargo Bank NA, San Francisco	6.450%	2/1/11	410	456

				15,466

Cable — 0.4%
Comcast Cable Communications, Inc.	6.375%	1/30/06	2,790	2,882	//A
Comcast Corporation	6.500%	1/15/15	1,800	2,001	//A
Comcast Corporation	7.050%	3/15/33	3,130	3,581	//A
Comcast MO of Delaware Inc.	9.000%	9/1/08	2,200	2,570
Cox Communications, Inc.	7.875%	8/15/09	640	726
Cox Communications, Inc.	7.125%	10/1/12	10	11
Cox Communications, Inc.	4.625%	6/1/13	10	10	//A
Cox Communications, Inc.	5.500%	10/1/15	230	229	//A

				12,010

Computer Services and Systems — 0.1%
Electronic Data Systems Corporation	7.125%	10/15/09	4,255	4,686	//A

Diversified Financial Services — N.M.
U.S. Bancorp	3.125%	3/15/08	1,300	1,277
Wells Fargo & Company	5.000%	11/15/14	280	283

				1,560

		Maturity	Par/
	Rate	Date	Shares	Value

Electric — 0.6%
Dominion Resources, Inc.	4.125%	2/15/08	950	956	//A
Dominion Resources, Inc.	5.125%	12/15/09	50	52	//A
Dominion Resources, Inc.	5.700%	9/17/12	2,350	2,488	//A
FirstEnergy Corp.	5.500%	11/15/06	6,290	6,493
FirstEnergy Corp.	6.450%	11/15/11	340	370
FirstEnergy Corp.	7.375%	11/15/31	6,650	7,594
The Cleveland Electric Illuminating Company	5.650%	12/15/13	280	290
The Detroit Edison Company	6.125%	10/1/10	920	1,004

				19,247

Energy — 0.9%
Duke Energy Corporation	5.625%	11/30/12	1,880	1,978	//A
Pacific Gas and Electric Company	6.050%	3/1/34	3,090	3,209
Progress Energy, Inc.	7.100%	3/1/11	3,170	3,564
TXU Co.	6.375%	6/15/06	8,380	8,700
TXU Energy Co.	2.838%	1/17/06	820	822	//B,D
TXU Energy Co.	7.000%	3/15/13	10,000	11,169	//A

				29,442

Environmental Services — 0.5%
Waste Management, Inc.	7.125%	10/1/07	1,330	1,445
Waste Management, Inc.	6.875%	5/15/09	2,000	2,216
Waste Management, Inc.	6.375%	11/15/12	2,530	2,803	//A
Waste Management, Inc.	7.125%	12/15/17	6,000	6,924
Waste Management, Inc.	7.375%	5/15/29	1,220	1,433

				14,821

Food, Beverage and Tobacco — 0.5%
Altria Group, Inc.	7.000%	11/4/13	3,815	4,134
Altria Group, Inc.	7.750%	1/15/27	2,500	2,806
Nabisco Incorporated	6.375%	2/1/05	4,250	4,258
R.J. Reynolds Tobacco Holdings, Inc.	7.875%	5/15/09	3,240	3,475	//A

				14,673

Gas and Pipeline Utilities — 1.1%
Dynegy Holdings Inc.	8.750%	2/15/12	11,260	11,795	//A
Southern Natural Gas Company	8.000%	3/1/32	7,390	8,064
Tennessee Gas Pipeline Company	8.375%	6/15/32	1,110	1,252	//A
The Williams Companies, Inc.	8.125%	3/15/12	3,730	4,308	//A
The Williams Companies, Inc.	7.500%	1/15/31	5,000	5,175	//A
The Williams Companies, Inc.	8.750%	3/15/32	3,240	3,722

				34,316

Health Care — 0.4%
Tenet Healthcare Corporation	6.375%	12/1/11	2,500	2,319
Tenet Healthcare Corporation	7.375%	2/1/13	9,462	9,178	//A

				11,497

Insurance — 0.1%
Loews Corporation	7.000%	10/15/23	3,000	3,039

Investment Banking/Brokerage — 0.7%
J.P. Morgan & Co. Incorporated	5.340%	2/15/12	2,000	2,261	//D
J.P. Morgan Chase & Co.	5.750%	1/2/13	3,270	3,465
Lehman Brothers Holdings Inc.	2.199%	4/20/07	5,470	5,473	//D
Merrill Lynch & Co., Inc.	3.375%	9/14/07	2,120	2,107
Morgan Stanley	5.300%	3/1/13	3,380	3,481
The Goldman Sachs Group, Inc.	4.750%	7/15/13	4,370	4,324

				21,111

Investment Management — 0.4%

		Maturity	Par/
	Rate	Date	Shares	Value

Dryden Investor Trust	7.157%	7/23/08	10,697	11,304	//B

Media — 1.8%
Liberty Media Corporation	3.990%	9/17/06	24,060	24,355	//D
Liberty Media Corporation	3.750%	2/15/30	290	195	//E
Time Warner Inc.	6.875%	5/1/12	8,270	9,418	//A
Time Warner Inc.	6.950%	1/15/28	2,500	2,790
Time Warner Inc.	7.625%	4/15/31	1,350	1,633
Time Warner Inc.	7.700%	5/1/32	13,960	17,075
Viacom Inc.	5.625%	8/15/12	970	1,037	//A

				56,503

Medical Care Facilities — 1.3%
HCA, Inc.	5.750%	3/15/14	41,360	40,066	//A

Oil and Gas — 1.2%
Amerada Hess Corporation	7.300%	8/15/31	1,860	2,075	//A
Apache Corporation	6.250%	4/15/12	1,170	1,309
Conoco Inc.	6.950%	4/15/29	9,950	11,750	//A
ConocoPhillips	4.750%	10/15/12	2,170	2,212	//A
Devon Energy Corporation	7.950%	4/15/32	4,145	5,296	//A
El Paso Corporation	0.000%	2/28/21	4,950	2,605	//C,E
El Paso Corporation	7.800%	8/1/31	140	134
El Paso Natural Gas Company	8.375%	6/15/32	3,610	4,021
Sonat Inc.	7.625%	7/15/11	5,000	5,175
XTO Energy, Inc.	7.500%	4/15/12	1,110	1,299
XTO Energy, Inc.	6.250%	4/15/13	980	1,073	//A

				36,949

Paper and Forest Products — N.M.
International Paper Company	5.500%	1/15/14	675	697	//A

Pharmaceuticals — 0.2%
Bristol-Myers Squibb Company	5.750%	10/1/11	3,790	4,059
Merck & Co., Inc.	6.750%	9/19/05	1,000	1,026

				5,085

Photo Equipment and Supplies — 0.8%
Eastman Kodak Company	3.625%	5/15/08	13,000	12,670	//A
Eastman Kodak Company	7.250%	11/15/13	10,710	11,535	//A

				24,205

Real Estate — N.M.
Socgen Real Estate Co. LLC	7.640%	12/29/49	260	285	//B

Retail — 0.2%
Target Corporation	4.000%	6/15/13	4,445	4,281	//A
Wal-Mart Stores, Inc.	5.450%	8/1/06	150	155
Wal-Mart Stores, Inc.	4.125%	2/15/11	2,210	2,218	//A

				6,654

Special Purpose — 1.5%
Anadarko Finance Company	6.750%	5/1/11	1,590	1,791
DaimlerChrysler NA Holding Corporation	4.050%	6/4/08	2,250	2,245	//A
DaimlerChrysler NA Holding Corporation	7.200%	9/1/09	1,240	1,380
Patrons’ Legacy 2003 IV	5.775%	12/23/63	5,100	5,190	//B
Sprint Capital Corporation	6.000%	1/15/07	22,760	23,820
Sprint Capital Corporation	8.375%	3/15/12	5,445	6,633	//A
Texaco Capital Inc.	5.500%	1/15/09	1,000	1,057
Unilever Capital Corporation	7.125%	11/1/10	1,730	1,990
Verizon Global Funding Corp.	7.250%	12/1/10	1,720	1,971	//A
Verizon Global Funding Corp.	6.875%	6/15/12	1,290	1,473	//A
Verizon Global Funding Corp.	7.375%	9/1/12	1,275	1,500	//A

		Maturity	Par/
	Rate	Date	Shares	Value

				49,050

Telecommunications — N.M.
GTE Hawaiian Telephone Company, Inc.	7.375%	9/1/06	700	728

Transportation — 0.6%
Continental Airlines, Inc.	6.545%	2/2/19	1,433	1,424
Delta Air Lines, Inc.	6.619%	3/18/11	499	490
Delta Air Lines, Inc.	7.111%	9/18/11	500	491
Delta Air Lines, Inc.	6.718%	7/2/24	4,526	4,724
Southwest Airlines Co.	5.496%	11/1/06	9,000	9,268
United Airlines, Inc.	7.783%	7/1/15	2,539	2,250

				18,647

Total Corporate Bonds and Notes (Identified Cost — $505,473)				527,961

Asset-Backed Securities — 2.7%
Fixed Rate Securities — 0.6%
Advanta Mortgage Loan Trust 1999-3	7.590%	6/25/14	367	385
Conseco Finance Securitizations Corp. 2000-5	7.960%	2/1/32	4,700	4,149
Equity One ABS, Inc. 2003-3	4.995%	12/25/33	8,200	8,216
Green Tree Financial Corporation 1996-5	8.100%	7/15/27	1,072	183
Green Tree Home Improvement Loan Trust 1997-D	7.450%	9/15/28	1,585	1,587
Irwin Home Equity Loan Trust 2001-1	7.100%	9/25/31	5,653	5,724

				20,244

Indexed Securities//D — 2.0%
ACE Securities Corp. Home Equity Loan Trust, 2001-AQ1	2.678%	4/25/31	37	37
Aesop Funding II LLC 2003-4A	2.640%	8/20/07	13,900	13,942	//B
Amortizing Residential Collateral Trust 2002-BC1M	2.698%	1/1/32	576	576
Argent NIM Trust 2003-N1	2.688%	8/25/08	989	989	//B
Asset Backed Funding Certificates 2002-SB1	2.848%	12/25/30	2,988	2,995
Bayview Financial Aquisition Trust 2001-DA	2.798%	11/25/31	2,075	2,075	//B
Bayview Financial Aquisition Trust 2002-CA	2.748%	5/25/32	2,754	2,748	//B
CDC Mortgage Capital Trust 2002-HE1	2.728%	1/25/33	2,135	2,137
Centex Home Equity 2000-C	2.658%	10/25/30	152	152
Centex Home Equity 2002-D	2.858%	12/25/32	1,575	1,577
Chase Funding Mortgage Loan Asset-Backed Certificates 2000-2	2.980%	5/25/30	56	57
CIT Group Home Equity Loan Trust 2002-1	2.708%	3/25/33	2,045	2,044
Countrywide Asset-Backed Certificates 2001-BC2	2.668%	7/25/31	210	210
Countrywide Asset-Backed Certificates 2003-BC3	2.728%	9/25/33	9,793	9,802
Fleet Home Equity Loan Trust 2003-1	2.660%	1/20/33	7,993	7,989
Household Home Equity Loan Trust 2002-4	2.960%	10/20/32	1,626	1,628
Long Beach Mortgage Loan Trust 2000-1	2.673%	1/21/31	613	613
New Century Home Equity Loan Trust 2001-NC1	2.700%	6/20/31	1,624	1,625
Option One Mortgage Securities Corp. NIM Trust 2003-1	2.808%	1/26/10	208	208	//B
Provident Bank Home Equity Loan Trust 1999-3	2.808%	1/25/31	2,073	2,074
Residential Asset Mortgage Products, Inc. 2000-RS3	2.708%	9/25/30	70	71
Residential Asset Mortgage Products, Inc. 2003-RS2	2.758%	3/25/33	1,404	1,405
Residential Asset Securities Corporation 2001-KS2	2.648%	6/25/31	1,251	1,250
Residential Asset Securities Corporation 2001-KS3	2.648%	9/25/31	649	649
William Street Funding Corporation 2003-1	2.400%	4/23/06	7,400	7,406	//B

				64,259

Stripped Securities — 0.1%
Bayview Financial Acquisition Trust 2002-FA	5.000%	6/25/05	89	2	//B,F1
Diversified REIT Trust 1999-1A	0.535%	3/18/11	98,304	1,705	//F1

				1,707

Total Asset-Backed Securities (Identified Cost — $86,642)				86,210

Mortgage-Backed Securities — 5.1%
Fixed Rate Securities — 3.6%

		Maturity	Par/
	Rate	Date	Shares	Value

Asset Securitization Corporation 1996-D2	6.920%	2/14/29	5,381	5,553
Criimi Mae Commercial Mortgage Trust 1998-C1	7.000%	6/2/33	7,838	8,389	//B
Deutsche Mortgage and Asset Receiving Corporation 1998-C1	6.538%	6/15/31	12,759	13,570
Merrill Lynch Mortgage Investors, Inc. 1996-C2	6.960%	11/21/28	710	740
Nomura Asset Securities Corporation 1996-MD5	7.120%	4/13/39	5,500	5,743
Nomura Asset Securities Corporation 1996-MD5A	7.070%	4/13/39	856	878
Residential Asset Securitization Trust 2003-A14	4.750%	2/25/19	76,373	76,325
Washington Mutual 2002-S8	5.750%	1/25/33	969	969

				112,167

Indexed Securities//D — 1.5%
Chevy Chase Mortgage Funding Corp. 2003-2A	2.798%	5/25/34	11,309	11,360	//B
CS First Boston Mortgage Securities Corp.2003-NP6	3.318%	8/25/32	880	881	//B
Credit-Based Asset Servicing and Securitization 2001-CB2	2.708%	8/25/33	1,916	1,919
Granite Mortgages PLC 2003-1	2.269%	1/20/20	6,906	6,907
Impac CMB Trust 2003-7 A	2.738%	8/25/33	6,038	6,041
Medallion Trust 2000-1G	2.290%	7/12/31	274	275
Medallion Trust 2000-2G	2.710%	12/18/31	1,946	1,946
Medallion Trust 2003-1G	2.710%	12/21/33	4,764	4,770
MLCC Mortgage Investors, Inc. 2003-B	2.758%	4/25/28	11,523	11,548

				45,647

Stripped Securities — N.M.
FFCA Secured Lending Corporation 1999-1A	1.660%	9/18/25	11,421	450	//B,F1
LB-UBS Commercial Mortgage Trust 2001-C3	0.981%	6/15/36	19,273	941	//B,F1
Structured Mortgage Asset Residential Trust 1991-8	0.070%	1/25/23	989	1	//F1

				1,392

Total Mortgage-Backed Securities (Identified Cost — $159,144)				159,206

U.S. Government and Agency Obligations — 45.0%
Fixed Rate Securities — 28.1%
Federal Home Loan Bank	7.250%	2/15/07	100	108
Tennessee Valley Authority	6.750%	11/1/25	2,560	3,052
Tennessee Valley Authority	7.125%	5/1/30	2,450	3,048	//A
United States Treasury Bonds	7.500%	11/15/16	1,490	1,904	//A
United States Treasury Bonds	7.250%	8/15/22	13,010	16,767	//A
United States Treasury Bonds	6.250%	8/15/23	1,980	2,318	//A
United States Treasury Bonds	5.250%	11/15/28	5,630	5,901	//A
United States Treasury Bonds	5.250%	2/15/29	6,200	6,504	//A
United States Treasury Bonds	5.375%	2/15/31	33,550	36,278	//A
United States Treasury Notes	1.250%	5/31/05	480	478	//A
United States Treasury Notes	1.500%	7/31/05	5,430	5,397	//A
United States Treasury Notes	1.500%	3/31/06	3,940	3,876	//A
United States Treasury Notes	2.750%	6/30/06	10,360	10,332	//A
United States Treasury Notes	2.500%	9/30/06	52,510	52,057	//A
United States Treasury Notes	2.875%	11/30/06	37,890	37,771	//A
United States Treasury Notes	3.000%	12/31/06	34,940	34,893
United States Treasury Notes	2.250%	2/15/07	6,480	6,370	//A
United States Treasury Notes	3.125%	5/15/07	8,480	8,476	//A
United States Treasury Notes	2.750%	8/15/07	2,530	2,502	//A
United States Treasury Notes	3.000%	11/15/07	4,960	4,929	//A
United States Treasury Notes	3.125%	10/15/08	12,680	12,545	//A
United States Treasury Notes	2.625%	3/15/09	10,510	10,156	//A
United States Treasury Notes	4.000%	6/15/09	72,160	73,533	//A
United States Treasury Notes	3.625%	7/15/09	30,920	31,009
United States Treasury Notes	3.500%	8/15/09	104,700	104,414	//A
United States Treasury Notes	3.375%	10/15/09	750	743	//A
United States Treasury Notes	3.500%	11/15/09	230,000	228,922	//A
United States Treasury Notes	3.500%	12/15/09	33,710	33,547	//A
United States Treasury Notes	4.250%	11/15/13	17,090	17,197	//A
United States Treasury Notes	4.250%	8/15/14	52,675	52,792	//A
United States Treasury Notes	4.250%	11/15/14	76,950	77,151	//A

		Maturity	Par/
	Rate	Date	Shares	Value

				884,970

Indexed Securities//G — 16.6%
United States Treasury Inflation-Protected Security	3.375%	1/15/07	258,252	273,515	//A
United States Treasury Inflation-Protected Security	3.875%	1/15/09	18,528	20,767	//A
United States Treasury Inflation-Protected Security	4.250%	1/15/10	73,808	85,614	//A
United States Treasury Inflation-Protected Security	0.875%	4/15/10	70,979	70,289	//A
United States Treasury Inflation-Protected Security	3.375%	1/15/12	7,524	8,565
United States Treasury Inflation-Protected Security	1.875%	7/15/13	14,372	14,785	//A
United States Treasury Inflation-Protected Security	2.000%	1/15/14	2,138	2,213	//A
United States Treasury Inflation-Protected Security	2.000%	7/15/14	5,670	5,850	//A
United States Treasury Inflation-Protected Security	2.375%	1/15/25	19,482	20,833	//A
United States Treasury Inflation-Protected Security	3.625%	4/15/28	14,008	18,387	//A

				520,818

Stripped Securities — 0.3%
United States Treasury Bonds	0.000%	8/15/27	1,630	516	//A,F2
United States Treasury Bonds	0.000%	11/15/27	26,680	8,360	//A,F2

				8,876

Total U.S. Government and Agency Obligations (Identified Cost — $1,410,709)				1,414,664

U.S. Government Agency Mortgage-Backed Securities — 9.5%
Fixed Rate Securities — 9.5%
Fannie Mae	7.000%	9/1/07 to 2/1/33	17,717	18,776
Fannie Mae	8.000%	5/1/15	77	82
Fannie Mae	6.000%	11/1/16 to 2/1/32	3,849	4,020
Fannie Mae	5.500%	4/1/18 to 4/1/34	27,867	28,357
Fannie Mae	4.500%	7/1/18	5,841	5,836
Fannie Mae	7.500%	6/1/25 to 7/1/29	1,421	1,528
Fannie Mae	6.500%	7/1/28 to 5/1/32	9,347	9,816
Freddie Mac	7.500%	4/1/06	1	1
Freddie Mac	9.750%	7/1/08	38	40
Freddie Mac	5.500%	12/1/13 to 6/1/33	11,274	11,482
Freddie Mac	9.300%	4/15/19	240	240
Freddie Mac	7.000%	4/1/24 to 5/1/32	6,549	6,948
Freddie Mac	6.000%	2/1/29 to 5/1/29	293	303
Freddie Mac	6.500%	6/1/32	150	157
Freddie Mac	5.000%	6/1/33 to 8/1/33	53,407	53,148
Freddie Mac	6.000%	1/1/19	1,700	1,779	//H
Government National Mortgage Association	10.000%	11/15/09	1	1
Government National Mortgage Association	8.000%	10/15/16 to 7/15/17	330	363
Government National Mortgage Association	7.500%	10/15/22 to 8/15/32	811	872
Government National Mortgage Association	7.000%	6/15/23 to 5/15/32	815	867
Government National Mortgage Association	6.500%	10/15/23 to 3/15/33	43,372	45,699
Government National Mortgage Association	6.000%	11/15/28 to 5/15/33	20,317	21,079
Government National Mortgage Association	5.500%	1/15/33	388	397
Government National Mortgage Association	6.000%	1/1/34	37,190	38,527	//H
Government National Mortgage Association	5.000%	1/15/34	46,865	46,850	//H

				297,168

Stripped Securities — N.M.
Fannie Mae	9.500%	2/1/17	24	5	//F1
Fannie Mae	1009.250%	8/25/21	1	17	//F1
Fannie Mae	0.000%	5/25/22	241	221	//F2
Financing Corporation	0.000%	4/5/19	1,150	555	//F2
Freddie Mac	10.000%	3/1/21	183	38	//F1
Freddie Mac	0.000%	7/15/22	28	29	//F2

				865

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $296,881)				298,033

Yankee Bonds//I — 5.8%

		Maturity	Par/
	Rate	Date	Shares	Value

Banks — 0.1%
Royal Bank of Scotland Group plc	8.817%	3/31/49	870	882
The Korea Development Bank	4.250%	11/13/07	1,545	1,559

				2,441

Cable — 0.1%
Rogers Cable Inc.	5.500%	3/15/14	4,340	4,091	//A

Electric — N.M.
Hydro-Quebec	6.300%	5/11/11	570	636

Energy — N.M.
Korea Electric Power Corporation	8.250%	3/15/05	1,050	1,062

Foreign Governments — 3.1%
Quebec Province	5.500%	4/11/06	200	206
Russian Federation	5.000%	3/31/30	44,610	46,145	//J
United Mexican States	8.375%	1/14/11	12,080	14,188
United Mexican States	7.500%	4/8/33	34,527	37,289	//A

				97,828

Insurance — 0.1%
Atlas Reinsurance PLC	4.415%	1/7/05	250	250	//B,D
Korea Deposit Insurance Corp.	2.500%	12/11/05	2,400	2,649	//E

				2,899

Manufacturing (Diversified) — 1.7%
Tyco International Group SA	6.375%	2/15/06	16,600	17,153
Tyco International Group SA	5.800%	8/1/06	10,250	10,612
Tyco International Group SA	6.750%	2/15/11	430	482
Tyco International Group SA	6.375%	10/15/11	1,230	1,358
Tyco International Group SA	6.000%	11/15/13	2,300	2,506
Tyco International Group SA	7.000%	6/15/28	3,070	3,569
Tyco International Group SA	6.875%	1/15/29	14,780	16,931	//A

				52,611

Mining — 0.1%
Corporacion Nacional del Cobre - Codelco	4.750%	10/15/14	1,750	1,715	//A,B

Oil and Gas — 0.1%
YPF Sociedad Anonima	7.750%	8/27/07	3,250	3,526

Special Purpose — 0.3%
Conoco Funding Company	7.250%	10/15/31	350	427
CVRD Finance Ltd.	2.720%	10/15/07	2,126	2,117	//B,D
HSBC Capital Funding LP	4.610%	12/29/49	1,630	1,573	//B
Petronas Capital Ltd.	7.875%	5/22/22	1,340	1,672	//B
Petrozuata Finance, Inc.	8.220%	4/1/17	3,950	3,945	//B

				9,734

Telecommunications — 0.2%
British Telecommunications plc	8.375%	12/15/10	1,755	2,107
Telecom Italia Capital	5.250%	11/15/13	965	975	//A
Telecom Italia S.p.A.	4.950%	9/30/14	2,570	2,518	//B

				5,600

Total Yankee Bonds (Identified Cost — $170,505)				182,143

Preferred Stocks — 0.5%
Fannie Mae	7.000%		174 shs	9,858	//D
Fannie Mae	5.375%		31	3,278	//D
Home Ownership Funding Corporation	13.331%		56	2,127	//B,J
Home Ownership Funding Corporation II	13.338%		50	1,909	//B,J

		Maturity	Par/
	Rate	Date	Shares		Value

Total Preferred Stocks (Identified Cost — $21,113)					17,172

Total Long-Term Securities (Identified Cost — $2,650,467)					2,685,389

Investment of Collateral From Securities Lending — 24.8%
State Street Navigator Securities Lending Prime Portfolio			780,503	shs	780,503

Total Investment of Collateral From Securities Lending (Identified Cost — $780,503)					780,503

Short-Term Securities — 14.0%

Corporate Bonds and Notes — 1.8%
Barclays US Funding Corporation	0.910%	1/3/05	$27,760		27,705
UBS AG	0.900%	1/7/05	27,760		27,749

					55,454

U.S. Government and Agency Obligations — 1.2%
Fannie Mae	0.000%	1/3/05	27,760		27,757	//A,C
Fannie Mae	0.000%	4/1/05	9,881		9,829	//C,K
Freddie Mac	0.000%	4/1/05	789		785	//C,K

					38,371

Options Purchased— 0.2%
Eurodollar Futures Call, April 2005, Strike Price $96.75			330	//L	287
Eurodollar Futures Call, July 2005, Strike Price $96.00			334	//L	689
Eurodollar Futures Call, October 2005, Strike Price $95.50			270	//L	751
Eurodollar Futures Call, October 2005, Strike Price $96.00			1,248	//L	2,051
Eurodollar Futures Put, April 2005, Strike Price $97.50			188	//L	190
Eurodollar Futures Put, April 2005, Strike Price $97.75			657	//L	1,076
Eurodollar Futures Put, October 2005, Strike Price $95.00			211	//L	5
Eurodollar Futures Put, October 2005, Strike Price $96.50			60	//L	29
Swaption Payable Fixed Put, October 2005, Strike Price $100			3,700	//L	3
U.S. Treasury Bonds Futures Call, March 2005, Strike Price $112.00			165	//L	284
U.S. Treasury Bonds Futures Call, March 2005, Strike Price $114.00			185	//L	153

					5,518

Repurchase Agreements — 11.7%
Deutsche Bank AG
2.2%, dated 12/31/04, to be repurchased at $187,904 on 1/3/05
(Collateral: $192,140 Federal Home Loan Bank bonds,
2.375%, due 4/5/06, value $192,835)			187,870		187,870

Goldman, Sachs & Company
2.22%, dated 12/31/04, to be repurchased at $180,033 on 1/3/05
(Collateral: $142,195 Fannie Mae notes, 7.125%, due 1/15/30,
value $188,281)			180,000		180,000

					367,870

Total Short-Term Securities (Identified Cost — $466,943)					467,213

Total Investments — 125.1% (Identified Cost — $3,897,913)					3,933,105
Obligation to Return Collateral for Securities Loaned — (24.8)%					(780,503)
Other Assets Less Liabilities — (0.3)%					(9,741)

Net Assets — 100.0%					$3,142,861

Net Asset Value Per Share:
Institutional Class					$11.48

Financial Intermediary Class					$11.48

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Futures Contracts Purchased
Eurodollar Futures	March 2005	1,933	$(1,750)
Eurodollar Futures	June 2005	36	4
Eurodollar Futures	September 2005	5,204	(2,422)
Eurodollar Futures	December 2005	67	(74)
U.S. Treasury Bond Futures	March 2005	182	196
U.S. Treasury Note Futures	March 2005	241	(1)

			$(4,047)

Futures Contracts Written
U.S. Treasury Note Futures	March 05	194	$(61)

Options Written
Goldman Sachs Swaption Call, Strike Price $4.935	January 2005	30,300,000	$481
U.S. Treasury Bond Futures Call, Strike Price $113.00	March 2005	693	49
U.S. Treasury Note Futures Call, Strike Price $116.00	March 2005	741	464
U.S. Treasury Note Futures Call, Strike Price $114.00	March 2005	2,301	1,410
U.S. Treasury Note Futures Call, Strike Price $114.00	June 2005	112	(9)
U.S. Treasury Note Futures Call, Strike Price $112.00	February 2005	66	2
U.S. Treasury Note Futures Put, Strike Price $108.00	March 2005	544	213
U.S. Treasury Note Futures Put, Strike Price $102.00	March 2005	184	107
U.S. Treasury Note Futures Put, Strike Price $110.00	March 2005	578	225
U.S. Treasury Note Futures Put, Strike Price $111.00	March 2005	959	341
U.S. Treasury Note Futures Put, Strike Price $108.00	March 2005	1,234	648
U.S. Treasury Bond Futures Put, Strike Price $111.00	March 2005	1,030	578
U.S. Treasury Bond Futures Put, Strike Price $108.00	March 2005	190	38
U.S. Treasury Note Futures Put, Strike Price $109.00	March 2005	773	352

			$4,899

//A	All or a portion of this security is on loan.

//B	Rule 144a – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 3.0% of net assets.

//C	Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

//D	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate
("LIBOR"), the Consumer Price Index ("CPI"), the one-year Treasury Bill rate, or the ten-year Treasury Bond rate. The coupon rates are the rates as of December 31, 2004.

//E	Convertible security – Security may be converted into the issuer's common stock.

//F	Stripped security -- Security with interest-only or principal-only payments streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

//G	Treasury Inflation-Protected Security -- Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

//H	When-issued security -- Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

//I	Yankee Bond -- A dollar-denominated bond issued in the U.S. by foreign entities.

//J	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.

//K	All or a portion of this security is collateral to cover futures and option contracts.

//L	Represents actual number of contracts.

Portfolio of Investments
Western Asset Core Plus Bond Portfolio
December 31, 2004 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Long-Term Securities — 68.0%

Corporate Bonds and Notes — 14.4%
Aerospace/Defense — 0.3%
L-3 Communications Corp.	7.625%	6/15/12	$912	$1,001
Lockheed Martin Corporation	7.650%	5/1/16	1,575	1,930
Lockheed Martin Corporation	8.500%	12/1/29	20	27
Northrop Grumman Corporation	4.079%	11/16/06	3,580	3,616
Raytheon Company	6.750%	8/15/07	15	16
Raytheon Company	6.000%	12/15/10	41	44
Raytheon Company	5.500%	11/15/12	75	79
Raytheon Company	5.375%	4/1/13	875	912
Systems 2001 Asset Trust	6.664%	9/15/13	2,938	3,255	//C

				10,880

Banking and Finance — 1.6%
Boeing Capital Corporation	5.800%	1/15/13	2,030	2,190	//B
Ford Motor Credit Company	6.875%	2/1/06	800	824
Ford Motor Credit Company	7.375%	10/28/09	26,370	28,445
Ford Motor Credit Company	7.875%	6/15/10	4,200	4,627
Ford Motor Credit Company	7.375%	2/1/11	7,985	8,606
Ford Motor Credit Company	7.250%	10/25/11	5,760	6,177
Ford Motor Credit Company	7.000%	10/1/13	30	32	//B
General Motors Acceptance Corporation	6.750%	1/15/06	3,730	3,826
General Motors Acceptance Corporation	6.125%	9/15/06	10	10
General Motors Acceptance Corporation	4.375%	12/10/07	20	20	//B
General Motors Acceptance Corporation	7.750%	1/19/10	110	118
General Motors Acceptance Corporation	7.250%	3/2/11	1,400	1,466
HSBC Finance Corporation	7.200%	7/15/06	3,750	3,960
HSBC Finance Corporation	6.400%	6/17/08	20	22
HSBC Finance Corporation	6.500%	11/15/08	40	43
HSBC Finance Corporation	8.000%	7/15/10	70	82
HSBC Finance Corporation	6.375%	8/1/10	1,000	1,087
HSBC Finance Corporation	7.000%	5/15/12	160	183
HSBC Finance Corporation	6.375%	11/27/12	520	575
John Deere Capital Corporation	7.000%	3/15/12	80	92	//B
SB Treasury Company LLC	9.400%	12/29/49	360	415	//C
SLM Corporation	4.310%	4/1/09	10,680	10,655	//A
Toyota Motor Credit Corporation	2.800%	1/18/06	150	149

				73,604

Banks — 0.7%
Bank of America Corporation	2.300%	2/16/05	21,600	21,601	//A
Bank of America Corporation	5.250%	2/1/07	400	414
Bank of America Corporation	7.400%	1/15/11	3,090	3,579
Bank One Corporation	4.125%	9/1/07	2,780	2,824	//B
Bank One Corporation	6.000%	8/1/08	150	161
Bank One Corporation	5.900%	11/15/11	2,000	2,151
Firstar Bank NA	7.125%	12/1/09	350	397	//B
Wells Fargo Bank NA, San Francisco	6.450%	2/1/11	1,300	1,446

				32,573

Cable — 0.4%
Comcast Cable Communications, Inc.	6.375%	1/30/06	3,550	3,667
Comcast Cable Communications, Inc.	6.750%	1/30/11	680	764
Comcast Corporation	6.500%	1/15/15	1,970	2,190
Comcast Corporation	7.050%	3/15/33	6,530	7,472
Comcast MO of Delaware, Inc.	9.000%	9/1/08	1,060	1,238
Cox Communications, Inc.	7.125%	10/1/12	1,750	1,962
Cox Communications, Inc.	4.625%	6/1/13	710	679
CSC Holdings Inc.	7.625%	4/1/11	280	301	//B
CSC Holdings Inc.	6.750%	4/15/12	500	515	//C
CSC Holdings Inc.	7.875%	2/15/18	260	281

				19,069

		Maturity
	Rate	Date	Par	Value

Casino Resorts — 0.1%
MGM MIRAGE	9.750%	6/1/07	795	882	//B
MGM MIRAGE	8.500%	9/15/10	479	545
MGM MIRAGE	6.750%	9/1/12	1,190	1,253
Caesars Entertainment, Inc.	8.125%	5/15/11	733	846	//B
Station Casinos, Inc.	6.000%	4/1/12	1,420	1,447

				4,973

Chemicals — 0.1%
FMC Corporation	10.250%	11/1/09	295	339
IMC Global Inc.	10.875%	6/1/08	615	738
IMC Global Inc.	11.250%	6/1/11	132	152	//B
IMC Global Inc.	10.875%	8/1/13	460	575	//B
Lyondell Chemical Company	9.625%	5/1/07	836	920
MacDermid, Incorporated	9.125%	7/15/11	1,067	1,184
Westlake Chemical Corporation	8.750%	7/15/11	232	262

				4,170

Coal — N.M.
Peabody Energy Corporation	6.875%	3/15/13	860	931	//B

Computer Services and Systems — 0.2%
Electronic Data Systems Corporation	7.125%	10/15/09	8,255	9,092	//B
International Business Machines Corporation	4.750%	11/29/12	40	41

				9,133

Diversified Financial Services — 0.6%
CIT Group Inc.	6.500%	2/7/06	40	42
CIT Group Inc.	5.750%	9/25/07	80	84
Citigroup Global Markets Holdings Inc.	2.520%	12/12/05	12,600	12,608	//A
Citigroup Inc.	5.000%	3/6/07	500	516
Citigroup Inc.	4.250%	7/29/09	2,850	2,880
Citigroup Inc.	5.000%	9/15/14	150	151	//C
General Electric Capital Corporation	5.450%	1/15/13	4,695	4,955	//B
IBJ Preferred Capital Corp. LLC	8.790%	12/29/49	3,380	3,828	//C
Philip Morris Capital Corporation	7.500%	7/16/09	190	205
U.S. Bancorp	3.125%	3/15/08	1,610	1,582
Wells Fargo & Company	2.560%	6/12/06	50	50	//A,B
Wells Fargo & Company	5.000%	11/15/14	1,450	1,467	//B

				28,368

Diversified Services — N.M.
SPX Corporation	7.500%	1/1/13	754	818

Electric — 1.7%
Dominion Resources, Inc.	4.125%	2/15/08	460	463	//B
Dominion Resources, Inc.	5.125%	12/15/09	1,260	1,304
Dominion Resources, Inc.	5.700%	9/17/12	3,810	4,034
FirstEnergy Corp.	5.500%	11/15/06	6,840	7,061
FirstEnergy Corp.	6.450%	11/15/11	1,640	1,782
FirstEnergy Corp.	7.375%	11/15/31	11,345	12,956
General Electric Company	5.000%	2/1/13	8,140	8,351
Niagara Mohawk Power Corporation	7.750%	10/1/08	500	563
Oncor Electric Delivery Company	6.375%	1/15/15	685	755	//B
Orion Power Holdings, Inc.	12.000%	5/1/10	1,047	1,330
The AES Corporation	9.500%	6/1/09	2,736	3,112	//B
The AES Corporation	9.375%	9/15/10	2,494	2,899	//B
The AES Corporation	8.750%	5/15/13	15,838	17,996	//C
The AES Corporation	7.750%	3/1/14	7,000	7,595	//B
The AES Corporation	9.000%	5/15/15	4,700	5,382	//C
The Cleveland Electric Illuminating Company	5.650%	12/15/13	1,495	1,550
The Detroit Edison Company	5.200%	10/15/12	10	10

				77,143

Energy — 0.5%
Calpine Corporation	7.625%	4/15/06	490	481	//B
Calpine Generating Company, LLC	11.169%	4/1/11	710	694	//A,B
Calpine Generating Company, LLC	11.500%	4/1/11	1,240	1,178
Duke Energy Corporation	5.625%	11/30/12	2,010	2,114

		Maturity
	Rate	Date	Par	Value

MidAmerican Energy Holdings Company	5.875%	10/1/12	30	32
Pacific Gas and Electric Company	6.050%	3/1/34	4,300	4,466
Peabody Energy Corporation	5.875%	4/15/16	880	876
Progress Energy, Inc.	7.100%	3/1/11	110	124
TXU Corp.	6.375%	6/15/06	9,795	10,169
TXU Energy Co.	2.838%	1/17/06	1,285	1,289	//A,C
TXU Energy Co.	7.000%	3/15/13	10	11

				21,434

Environmental Services — 0.6%
Allied Waste North America Incorporated	8.875%	4/1/08	374	400
Waste Management, Inc.	7.000%	10/15/06	2,545	2,695
Waste Management, Inc.	7.125%	10/1/07	1,060	1,151
Waste Management, Inc.	6.875%	5/15/09	8,000	8,864
Waste Management, Inc.	7.375%	8/1/10	6,055	6,941
Waste Management, Inc.	7.125%	12/15/17	500	577
Waste Management, Inc.	7.000%	7/15/28	3,010	3,395
Waste Management, Inc.	7.375%	5/15/29	80	94
Waste Management, Inc.	7.750%	5/15/32	750	929

				25,046

Food, Beverage and Tobacco — 0.4%
Altria Group, Inc.	7.000%	11/4/13	4,905	5,315
Altria Group, Inc.	7.750%	1/15/27	5,000	5,612
Nabisco Incorporated	7.550%	6/15/15	3,570	4,297
R.J. Reynolds Tobacco Holdings, Inc.	7.750%	5/15/06	1,080	1,128
R.J. Reynolds Tobacco Holdings, Inc.	6.500%	6/1/07	590	608
R.J. Reynolds Tobacco Holdings, Inc.	7.875%	5/15/09	730	783	//B
Sara Lee Corporation	6.250%	9/15/11	30	33
Sara Lee Corporation	3.875%	6/15/13	20	19
Smithfield Foods, Inc.	8.000%	10/15/09	471	522
Smithfield Foods, Inc.	7.000%	8/1/11	370	395

				18,712

Gaming — N.M.
Mohegan Tribal Gaming Authority	8.000%	4/1/12	245	266

Gas and Pipeline Utilities — 1.0%
Dynegy Holdings Inc.	8.750%	2/15/12	5,890	6,170	//B
Southern Natural Gas Company	8.875%	3/15/10	1,220	1,366	//B
Southern Natural Gas Company	8.000%	3/1/32	11,940	13,030
The Williams Companies, Inc.	7.500%	1/15/31	4,113	4,257	//B
The Williams Companies, Inc.	7.750%	6/15/31	530	555
The Williams Companies, Inc.	8.750%	3/15/32	15,130	17,380

				42,758

Health Care — 0.8%
Tenet Healthcare Corporation	6.375%	12/1/11	2,500	2,318
Tenet Healthcare Corporation	7.375%	2/1/13	15,939	15,461	//B
Tenet Healthcare Corporation	9.875%	7/1/14	17,720	19,315	//B,C

				37,094

Homebuilding — N.M.
Beazer Homes USA, Inc.	8.375%	4/15/12	210	231
Lennar Corporation	9.950%	5/1/10	286	307

				538

Insurance — 0.3%
Loews Corporation	3.125%	9/15/07	11,200	11,004	//D
Loews Corporation	8.875%	4/15/11	90	106
Loews Corporation	7.000%	10/15/23	3,300	3,343

				14,453

Investment Banking/Brokerage — 0.4%
J.P. Morgan Capital Trust II	7.950%	2/1/27	20	22	//B
J.P. Morgan Chase & Co.	5.250%	5/30/07	30	31
J.P. Morgan Chase & Co.	6.000%	2/15/09	10	11
J.P. Morgan Chase & Co.	4.500%	11/15/10	140	142	//B
J.P. Morgan Chase & Co.	5.750%	1/2/13	4,430	4,694
Lehman Brothers Holdings Inc.	4.000%	1/22/08	1,740	1,752

		Maturity
	Rate	Date	Par	Value

Lehman Brothers Holdings Inc.	7.000%	2/1/08	160	175
Merrill Lynch & Co., Inc.	3.375%	9/14/07	3,130	3,110
Morgan Stanley	3.625%	4/1/08	90	89
Morgan Stanley	5.300%	3/1/13	4,090	4,212
The Goldman Sachs Group, Inc.	6.600%	1/15/12	2,810	3,136
The Goldman Sachs Group, Inc.	4.750%	7/15/13	1,420	1,405

				18,779

Investment Management — N.M.
Dryden Investor Trust	7.157%	7/23/08	1,391	1,470	//C

Lodging/Hotels — N.M.
Host Marriott Corporation	7.875%	8/1/08	187	192
ITT Corporation	6.750%	11/15/05	80	82
Starwood Hotels & Resorts Worldwide, Inc.	7.375%	5/1/07	890	949

				1,223

Machinery — N.M.
AGCO Corporation	9.500%	5/1/08	179	191
Grant Prideco, Inc.	9.000%	12/15/09	147	163
Terex Corporation	10.375%	4/1/11	185	207	//B

				561

Manufacturing (Diversified) — N.M.
Procter & Gamble Company	8.500%	8/10/09	90	106
The Gillette Company	2.500%	6/1/08	160	156

				262

Media — 1.0%
EchoStar DBS Corporation	5.256%	10/1/08	833	863	//A
EchoStar DBS Corporation	6.625%	10/1/14	690	699	//C
Lamar Media Corporation	7.250%	1/1/13	989	1,068	//B
Liberty Media Corporation	3.990%	9/17/06	12,260	12,410	//A
Liberty Media Corporation	5.700%	5/15/13	565	561
Liberty Media Corporation	3.750%	2/15/30	170	114	//D
News America Incorporated	6.750%	1/9/38	200	225
Time Warner Inc.	6.875%	5/1/12	5,850	6,662
Time Warner Inc.	7.625%	4/15/31	440	532
Time Warner Inc.	7.700%	5/1/32	15,480	18,934
Viacom Inc.	5.625%	8/15/12	1,350	1,444

				43,512

Medical Care Facilities — 0.3%
HCA, Inc.	6.910%	6/15/05	353	358
HCA, Inc.	7.125%	6/1/06	540	561
HCA, Inc.	7.250%	5/20/08	314	334
HCA, Inc.	8.750%	9/1/10	256	293	//B
HCA, Inc.	6.300%	10/1/12	3	3	//B
HCA, Inc.	5.750%	3/15/14	1,840	1,782	//B
HCA, Inc.	7.500%	11/6/33	9,540	9,732
Health Care REIT, Inc.	8.000%	9/12/12	128	150
Manor Care, Inc.	7.500%	6/15/06	527	555
Manor Care, Inc.	8.000%	3/1/08	58	64

				13,832

Medical Products — N.M.
Fresenius Medical Care Capital Trust II	7.875%	2/1/08	719	780	//E
Fresenius Medical Care Capital Trust IV	7.875%	6/15/11	681	759	//E

				1,539

Oil and Gas — 1.0%
Amerada Hess Corporation	7.300%	8/15/31	9,660	10,777
Amerigas Partners LP	8.875%	5/20/11	30	33
Apache Corporation	6.250%	4/15/12	1,265	1,415
Chesapeake Energy Corporation	9.000%	8/15/12	517	591
Chesapeake Energy Corporation	7.500%	9/15/13	670	729
Conoco Inc.	6.950%	4/15/29	4,575	5,402	//B
ConocoPhillips	8.750%	5/25/10	3,100	3,783
ConocoPhillips	4.750%	10/15/12	3,180	3,242	//B
ConocoPhillips	5.900%	10/15/32	10	11	//B

		Maturity
	Rate	Date	Par	Value

Devon Energy Corporation	7.950%	4/15/32	5,035	6,434
El Paso Corporation	0.000%	2/28/21	3,150	1,658	//D,F
El Paso Natural Gas Company	8.375%	6/15/32	1,310	1,459
Pacific Energy Partners	7.125%	6/15/14	630	671
Pemex Project Funding Master Trust	8.500%	2/15/08	110	124
Plains Exploration & Production Company	7.125%	6/15/14	1,010	1,101
Pride International, Inc.	7.375%	7/15/14	1,440	1,573
Seariver Maritime Inc.	0.000%	9/1/12	70	49	//F
Sonat Inc.	7.625%	7/15/11	3,000	3,105
Vintage Petroleum, Inc.	7.875%	5/15/11	340	362
Vintage Petroleum, Inc.	8.250%	5/1/12	661	729
XTO Energy, Inc.	7.500%	4/15/12	691	808
XTO Energy, Inc.	6.250%	4/15/13	2,317	2,536	//B

				46,592

Paper and Forest Products — 0.1%
Georgia-Pacific Corp.	7.500%	5/15/06	200	210
Georgia-Pacific Corp.	8.875%	2/1/10	245	285
Georgia-Pacific Corp.	8.125%	5/15/11	9	10
Georgia-Pacific Corp.	9.500%	12/1/11	191	235	//B
Georgia-Pacific Corp.	9.375%	2/1/13	12	14
Georgia-Pacific Corp.	7.700%	6/15/15	176	201
International Paper Company	5.500%	1/15/14	1,205	1,245	//B
MeadWestvaco Corporation	6.850%	4/1/12	2,235	2,527

				4,727

Pharmaceuticals — 0.3%
AmerisourceBergen Corporation	8.125%	9/1/08	946	1,052
Bristol-Myers Squibb Company	5.750%	10/1/11	8,840	9,468
Omnicare, Inc.	8.125%	3/15/11	709	762

				11,282

Photo Equipment and Supplies — N.M.
Eastman Kodak Company	7.250%	11/15/13	755	813

Real Estate — N.M.
La Quinta Properties, Inc.	7.000%	8/15/12	220	233
Ventas Realty, Limited Partnership	6.625%	10/15/14	50	51	//C
Ventas Realty, Limited Partnership	8.750%	5/1/09	770	863
Ventas Realty, Limited Partnership	9.000%	5/1/12	180	210

				1,357

Retail — 0.2%
Target Corporation	5.875%	3/1/12	80	87	//B
Target Corporation	4.000%	6/15/13	5,340	5,143	//B
Wal-Mart Stores, Inc.	4.125%	2/15/11	3,160	3,171

				8,401

Special Purpose — 1.1%
Air 2 US Series A	8.027%	10/1/19	179	162	//C
Anadarko Finance Company	6.750%	5/1/11	240	270
ChevronTexaco Capital Company	3.500%	9/17/07	20	20
DaimlerChrysler NA Holding Corporation	7.400%	1/20/05	190	190
DaimlerChrysler NA Holding Corporation	4.050%	6/4/08	1,130	1,128
DaimlerChrysler NA Holding Corporation	7.200%	9/1/09	620	690
DaimlerChrysler NA Holding Corporation	7.300%	1/15/12	3,315	3,764
DaimlerChrysler NA Holding Corporation	6.500%	11/15/13	1,290	1,399	//B
Entercom Capital Inc.	7.625%	3/1/14	565	608
Patrons’ Legacy 2003 IV	5.775%	12/23/63	6,600	6,716	//C
Rabobank Capital Funding Trust III	5.254%	12/29/49	2,820	2,805	//C
Sprint Capital Corporation	4.780%	8/17/06	4,725	4,815
Sprint Capital Corporation	6.000%	1/15/07	9,220	9,650	//B
Sprint Capital Corporation	6.125%	11/15/08	130	139
Sprint Capital Corporation	8.375%	3/15/12	3,295	4,014	//B
TCI Communications Financing III	9.650%	3/31/27	1,480	1,712
Texaco Capital Inc.	5.500%	1/15/09	1,600	1,691
TI Capital	5.250%	11/15/13	1,260	1,273
Unilever Capital Corporation	7.125%	11/1/10	1,450	1,668
Verizon Global Funding Corp.	6.875%	6/15/12	2,130	2,431
Verizon Global Funding Corp.	7.375%	9/1/12	2,645	3,113	//B

		Maturity
	Rate	Date	Par	Value

				48,258

Telecommunications — 0.2%
Cincinnati Bell Inc.	7.250%	7/15/13	1,450	1,490	//B
Qwest Communications International Inc.	5.790%	2/15/09	1,745	1,767	//C
Qwest Corporation	5.625%	11/15/08	3,860	3,928	//B
Qwest Corporation	9.125%	3/15/12	1,260	1,455	//C

				8,640

Telecommunications (Cellular/Wireless) — 0.1%
AT&T Wireless Services Inc.	7.350%	3/1/06	3,000	3,139
Nextel Communications, Inc.	5.950%	3/15/14	493	510
Nextel Communications, Inc.	7.375%	8/1/15	1,720	1,892

				5,541

Transportation — 0.2%
Continental Airlines, Inc.	6.545%	2/2/19	1,265	1,257
Delta Air Lines, Inc.	6.619%	3/18/11	1,996	1,961
Delta Air Lines, Inc.	6.417%	7/2/12	40	42
Delta Air Lines, Inc.	6.718%	7/2/24	2,583	2,695
Kansas City Southern Railway	9.500%	10/1/08	558	634
Norfolk Southern Corporation	6.200%	4/15/09	20	22

				6,611

Total Corporate Bonds and Notes (Identified Cost — $610,677)				645,363

Asset-Backed Securities — 2.8%
Fixed Rate Securities — 0.6%
Bay View Auto Trust 2003-LJ1	3.440%	4/25/12	300	298	//C
Conseco Finance Securitizations Corp. 2000-4	8.310%	5/1/32	2,200	1,859
Conseco Finance Securitizations Corp. 2000-6	6.770%	9/1/32	2,006	2,048
Contimortgage Home Equity Loan Trust 1997-4	7.330%	10/15/28	1,434	1,147
Green Tree Financial Corporation 1992-2	9.150%	1/15/18	452	401
Green Tree Financial Corporation 1993-2	8.000%	7/15/18	1,246	1,176
Green Tree Financial Corporation 1996-5	8.100%	7/15/27	6,135	1,047
Green Tree Home Improvement Loan Trust 1996-A	7.400%	2/15/26	905	869
Green Tree Home Improvement Loan Trust 1997-D	7.450%	9/15/28	1,398	1,400
Lehman ABS Manufactured Housing Contract 2001-B A3	4.350%	5/15/14	4,174	4,127
Lehman ABS Manufactured Housing Contract 2001-B A6	6.467%	8/15/28	4,093	4,315
Pegasus Aviation Lease Securitization 2000-1	8.370%	3/25/30	2,500	1,664	//C
Residential Asset Mortgage Products, Inc.	7.500%	7/25/32	4,090	4,325
UCFC Home Equity Loan Trust 1998-C	5.935%	1/15/30	54	54
Vanderbilt Mortgage Finance 1996-A	8.150%	5/7/26	567	597
Vanderbilt Mortgage Finance 1997-B	8.155%	10/7/26	250	268
Vanderbilt Mortgage Finance 1997-C	7.830%	8/7/27	500	525

				26,120

Indexed Securities //A — 2.2%
Advanta Revolving Home Equity Loan Trust 2000-A	2.668%	8/25/24	1,017	1,018
AFC Home Equity Loan Trust 2002-2	2.718%	6/25/30	1,695	1,693
AmeriCredit Automobile Receivables Trust 2003-BX	2.521%	11/6/06	15	15
Argent NIM Trust 2003-N1	2.688%	8/25/08	2,285	2,285	//C
Asset Backed Funding Certificates 2002-WF1	2.708%	12/25/32	175	175
Asset Backed Securities Corp. Home Equity Loan Trust 2001 HE3	2.673%	11/15/31	1,068	1,069
Bayview Financial Aquisition Trust 2001-DA	2.798%	11/25/31	304	304
CDC Mortgage Capital Trust 2002-HE1	2.728%	1/25/33	2,036	2,038
CDC Mortgage Capital Trust 2003-HE1	2.748%	8/25/33	753	753
Centex Home Equity 2000-C	2.658%	10/25/30	328	328
Centex Home Equity 2002-D	2.858%	12/25/32	1,624	1,627
Chase Funding Mortgage Loan Asset-Backed Certificates 2000-2	2.980%	5/25/30	5	5
Chase USA Master Trust 2000-2 A	2.573%	4/15/09	110	110
Citibank Credit Card Issuance Trust 2002-C1	3.200%	2/9/09	2,040	2,067
Conseco Finance 2000-C	2.773%	12/15/29	125	125
Countrywide Asset-Backed Certificates 2001-BC2	2.668%	7/25/31	201	201
Countrywide Asset-Backed Certificates 2002-BC1	2.748%	4/25/32	609	610
Countrywide Asset-Backed Certificates 2003-1	2.758%	6/25/33	3,272	3,273
Countrywide Asset-Backed Certificates 2003-BC3	2.728%	9/25/33	13,354	13,365
Countrywide Home Equity Loan Trust 2002-F	2.753%	11/15/28	3,072	3,081
DaimlerChrysler Master Owner Trust 2002-A	2.463%	5/15/07	60	60
Fannie Mae Grantor Trust 2002-T15	2.617%	11/26/32	4,144	4,140

		Maturity
	Rate	Date	Par	Value

Fleet Home Equity Loan Trust 2003-1	2.660%	1/20/33	13,375	13,368
Household Home Equity Loan Trust 2001-1	2.700%	1/20/31	33	33
Household Home Equity Loan Trust 2002-3	2.860%	7/20/32	336	336
Irwin Home Equity Loan Trust 2003-1	2.918%	2/25/28	32	33
Korea Asset Funding Ltd. 2000-1A	3.941%	2/10/09	237	236	//C,D
Option One Mortgage Loan Trust 2000-2	2.998%	6/25/30	180	190
Option One Mortgage Loan Trust 2003-1	2.838%	2/25/33	82	83
Option One Mortgage Securities Corp. NIM Trust 2003-1	2.808%	1/26/10	9	8	//C
Pass-Through Amortizing Credit Card Trust 2002-1A	3.160%	6/18/12	29	29	//C
Provident Bank Home Equity Loan Trust 2000-2	2.688%	8/25/31	887	887
Providian Gateway Master Trust 2002-B	3.103%	6/15/09	14,970	15,069	//C
Residential Asset Mortgage Products, Inc. 2003-RS4	2.748%	5/25/33	8,061	8,064
Residential Funding Mortgage Secs II 2003-HS3	2.708%	8/25/33	147	147
Salomon Brothers Mortgage Securities VII 2002-CIT1	2.718%	3/25/32	3,312	3,310
Southern Pacific Secured Assets Corporation 1998-2	2.588%	7/25/29	65	65
Vanderbilt Mortgage Finance 1999-D	5.590%	1/7/30	4,100	4,111
Wachovia Asset Securitization, Inc. 2002-HE1	2.788%	8/27/32	3,595	3,595
Wachovia Asset Securitization, Inc. 2002-HE2	2.848%	12/25/32	341	342
Wachovia Asset Securitization, Inc. 2003-HE1	2.708%	3/25/33	128	128
William Street Funding Corporation 2003-1	2.400%	4/23/06	10,100	10,108	//C

				98,484

Stripped Securities — N.M.
Diversified REIT Trust 2001-1	0.729%	3/8/10	15,164	408	//C,G1
Oakwood Mortgage Investors Inc. 2001-E	6.000%	11/15/09	8,899	1,229	//G1

				1,637

Total Asset-Backed Securities (Identified Cost — $126,119)				126,241

Mortgage-Backed Securities — 1.7%
Fixed Rate Securities — 0.9%
Asset Securitization Corporation 1996-D2	6.920%	2/14/29	7,169	7,397
Banc of America Funding Corporation 2003-1	6.000%	5/20/33	1,197	1,209
Blackrock Capital Finance L.P. 1997-R3	7.220%	11/25/28	154	156	//C
Commercial Capital Access One, Inc. 2I	12.000%	11/15/27	2,797	1,143
Commercial Mortgage Asset Trust 1999-C2	7.546%	11/17/32	330	374
Criimi Mae Commercial Mortgage Trust 1998-C1	7.000%	6/2/33	680	728	//C
Enterprise Mortgage Acceptance Company 1998-1	6.110%	1/15/25	142	140	//C
FFCA Secured Lending Corporation 1999-1A	6.370%	9/18/25	120	121	//C
GMAC Commercial Mortgage Securities Inc. 1998-C1	6.700%	5/15/30	10,800	11,612
GMAC Commercial Mortgage Securities Inc. 1999-C2	6.945%	9/15/33	340	376
GS Mortgage Securities Corporation II 1998-C1	6.620%	10/18/30	5,500	5,952
J.P. Morgan Commercial Mortgage Finance Corporation 1999-C8	7.400%	7/15/31	2,000	2,236
Nomura Asset Securities Corporation 1996-MD5	7.120%	4/13/39	2,000	2,088
Residential Asset Securitization Trust 2003-A14	4.750%	2/25/19	4,418	4,415
Structured Asset Securities Corporation 1996-CFL	7.750%	2/25/28	3,350	3,548

				41,495

Indexed Securities //A — 0.8%
Chase Commercial Mortgage Securities Corporation 2000-FL1A	2.670%	12/12/13	1,711	1,709	//C
CS First Boston Mortgage Securities Corp. 2003-TFLA1	2.673%	4/15/13	1,350	1,350	//C
Government National Mortgage Association 2001-36	2.810%	8/20/31	8	8
Impac CMB Trust 2002-1	2.738%	3/25/32	2,085	2,087
Impac CMB Trust 2002-5	2.788%	7/25/32	1,204	1,205
Impac CMB Trust 2003-4 1A1	2.738%	10/25/33	2,208	2,212
Impac CMB Trust 2003-5 A1	2.748%	8/25/33	2,293	2,295
Impac CMB Trust 2003-7 A	2.738%	8/25/33	6,179	6,182
Medallion Trust 2000-2G	2.710%	12/18/31	674	674
MLCC Mortgage Investors, Inc. 2003-B	2.758%	4/25/28	15,983	16,018
Sequoia Mortgage Trust 4	2.773%	11/22/24	39	39
Westpac Securitisation Trust 1999-1G	2.530%	5/19/30	137	137

				33,916

Stripped Securities — N.M.
FFCA Secured Lending Corporation 1999-1A	1.660%	9/18/25	696	27	//C,G1
GMAC Commercial Mortgage Securities Inc. 1999-CTL1	0.891%	12/15/16	1,856	25	//C,G1
LB-UBS Commercial Mortgage Trust 2001-C3	0.981%	6/15/36	5,397	264	//C,G1

				316

Total Mortgage-Backed Securities (Identified Cost — $75,867)				75,727

		Maturity
	Rate	Date	Par	Value

U.S. Government and Agency Obligations — 29.5%
Fixed Rate Securities — 16.8%
Federal Home Loan Bank	4.875%	11/15/06	100	103
Federal Home Loan Bank	3.500%	11/15/07	100	100
Federal Home Loan Bank	5.875%	11/15/07	750	799
Tennessee Valley Authority	6.250%	12/15/17	40	45
Tennessee Valley Authority	6.750%	11/1/25	1,670	1,991
Tennessee Valley Authority	7.125%	5/1/30	840	1,045	//B
United States Treasury Bonds	6.250%	8/15/23	520	609	//B
United States Treasury Bonds	5.250%	2/15/29	26,660	27,966	//B
United States Treasury Bonds	5.375%	2/15/31	22,460	24,286	//B
United States Treasury Notes	1.625%	1/31/05	360	360	//B
United States Treasury Notes	1.500%	7/31/05	7,590	7,544	//B
United States Treasury Notes	1.500%	3/31/06	5,370	5,282	//B
United States Treasury Notes	2.750%	6/30/06	15,090	15,049	//B
United States Treasury Notes	2.875%	11/30/06	48,840	48,687	//B
United States Treasury Notes	3.000%	12/31/06	50,130	50,063
United States Treasury Notes	2.250%	2/15/07	8,820	8,671	//B
United States Treasury Notes	3.125%	5/15/07	12,070	12,064	//B
United States Treasury Notes	2.750%	8/15/07	2,920	2,888	//B
United States Treasury Notes	6.125%	8/15/07	60	64	//B
United States Treasury Notes	3.000%	11/15/07	59,830	59,461	//B
United States Treasury Notes	2.625%	3/15/09	6,940	6,706	//B
United States Treasury Notes	4.000%	6/15/09	104,955	106,952	//B
United States Treasury Notes	3.500%	8/15/09	36,100	36,001	//B
United States Treasury Notes	3.375%	10/15/09	5,910	5,852	//B
United States Treasury Notes	3.500%	11/15/09	111,490	110,967	//B
United States Treasury Notes	3.500%	12/15/09	42,760	42,553	//B
United States Treasury Notes	4.250%	8/15/13	140	141	//B
United States Treasury Notes	4.250%	11/15/13	41,500	41,761	//B
United States Treasury Notes	4.250%	8/15/14	107,820	108,060	//B
United States Treasury Notes	4.250%	11/15/14	24,320	24,384	//B

				750,454

Indexed Securities //H — 12.1%
United States Treasury Inflation-Protected Security	3.375%	1/15/07	248,410	263,091	//B
United States Treasury Inflation-Protected Security	3.875%	1/15/09	27,606	30,941	//B
United States Treasury Inflation-Protected Security	4.250%	1/15/10	20,976	24,332	//B
United States Treasury Inflation-Protected Security	0.875%	4/15/10	94,051	93,136	//B
United States Treasury Inflation-Protected Security	3.375%	1/15/12	11,631	13,239	//B
United States Treasury Inflation-Protected Security	1.875%	7/15/13	20,119	20,696	//B
United States Treasury Inflation-Protected Security	2.000%	1/15/14	4,163	4,309	//B
United States Treasury Inflation-Protected Security	2.000%	7/15/14	9,235	9,528	//B
United States Treasury Inflation-Protected Security	2.375%	1/15/25	34,762	37,172	//B
United States Treasury Inflation-Protected Security	3.625%	4/15/28	26,115	34,281	//B
United States Treasury Inflation-Protected Security	3.875%	4/15/29	8,197	11,248	//B

				541,973

Stripped Securities — 0.6%
United States Treasury Bonds	0.000%	11/15/21	39,820	17,114	//B,G2
United States Treasury Bonds	0.000%	2/15/23	1,420	569	//G2
United States Treasury Bonds	0.000%	8/15/27	1,520	481	//G2
United States Treasury Bonds	0.000%	11/15/27	26,920	8,435	//B,G2

				26,599

Total U.S. Government and Agency Obligations (Identified Cost — $1,303,852)				1,319,026

U.S. Government Agency Mortgage-Backed Securities — 9.3%
Fixed Rate Securities — 9.3%
Fannie Mae	6.500%	5/1/14 to 6/1/32	7,297	7,684
Fannie Mae	6.000%	5/1/16 to 7/1/32	4,984	5,185
Fannie Mae	5.500%	1/1/17 to 5/1/34	48,637	49,620
Fannie Mae	9.500%	11/1/21	3	3
Fannie Mae	7.000%	8/1/29 to 7/1/32	10,088	10,695
Fannie Mae	7.500%	11/1/29	50	53
Fannie Mae	5.000%	12/1/35	12,775	12,671	//I
Fannie Mae	6.000%	12/1/35	12,775	13,206	//I
Fannie Mae	7.000%	12/1/35	500	530	//I
Freddie Mac	5.500%	12/1/13	174	180

		Maturity
	Rate	Date	Par	Value

Freddie Mac	7.000%	10/1/16 to 4/1/32	3,516	3,728
Freddie Mac	6.500%	7/1/29	779	819
Freddie Mac	5.500%	12/1/35	1,650	1,676	//I
Freddie Mac	6.000%	12/1/15	12,200	12,768	//I
Government National Mortgage Association	9.500%	1/15/06	19	20
Government National Mortgage Association	7.500%	3/15/23 to 9/15/31	504	543
Government National Mortgage Association	7.000%	7/15/23 to 7/15/31	1,836	1,952
Government National Mortgage Association	6.500%	4/15/28 to 4/15/33	41,734	43,973
Government National Mortgage Association	6.000%	1/15/29 to 7/15/33	51,884	53,813
Government National Mortgage Association	8.000%	12/15/30 to 1/15/31	68	75
Government National Mortgage Association	5.500%	7/15/33	10,167	10,393
Government National Mortgage Association	6.000%	1/1/34	41,090	42,567	//I
Government National Mortgage Association	5.000%	1/15/34	144,300	144,255	//I

				416,409

Stripped Securities — N.M.
Financing Corporation	0.000%	11/30/17	541	656	//G2
Financing Corporation	0.000%	4/5/19	123	154	//G2

				810

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $416,894)				417,219

Yankee Bonds //J — 7.9%
Banks — N.M.
KFW Kreditanstalt fuer Wiederaufbau	2.375%	9/25/06	240	238	//B
KFW Kreditanstalt fuer Wiederaufbau	3.375%	1/23/08	100	100
Royal Bank of Scotland Group plc	8.817%	3/31/49	230	233
The Korea Development Bank	4.250%	11/13/07	200	202
The Korea Development Bank	5.500%	11/13/12	60	62

				835

Cable — N.M.
Rogers Cable Inc.	7.875%	5/1/12	687	752
Shaw Communications Inc.	7.250%	4/6/11	630	695	//B

				1,447

Chemicals — N.M.
Rhodia SA	10.250%	6/1/10	450	506	//B

Containers and Packaging — N.M.
Cascades Inc.	7.250%	2/15/13	753	798

Diversified Financial Services — N.M.
Pemex Finance LTD.	9.030%	2/15/11	10	11

Electric — 0.1%
Hydro-Quebec	6.300%	5/11/11	1,720	1,918	//B

Foreign Governments — 5.3%
Federative Republic of Brazil	14.500%	10/15/09	14,720	19,628	//B
Federative Republic of Brazil	12.000%	4/15/10	3,240	4,001
Federative Republic of Brazil	3.125%	4/15/12	5,453	5,194	//A
Federative Republic of Brazil	8.000%	4/15/14	26,171	26,775	//B
Federative Republic of Brazil	11.000%	8/17/40	4,036	4,789	//B
Province of British Columbia	4.300%	5/30/13	180	181
Province of Ontario	3.500%	9/17/07	110	110
Republic of Bulgaria	8.250%	1/15/15	6,820	8,525	//C
Republic of Bulgaria	8.250%	1/15/15	6,090	7,658
Republic of Colombia	10.500%	7/9/10	2,230	2,598
Republic of Colombia	11.750%	2/25/20	3,185	4,092
Republic of Panama	9.625%	2/8/11	2,733	3,225
Republic of Panama	10.750%	5/15/20	2,127	2,765	//B
Republic of Panama	9.375%	1/16/23	930	1,074
Republic of Peru	5.000%	3/7/17	6,325	6,040	//K
Republic of Peru	5.000%	3/7/17	44	42	//C,K
Republic of Peru	8.750%	11/21/33	3,670	3,982	//B
Russian Federation	8.250%	3/31/10	510	566
Russian Federation	5.000%	3/31/30	55,260	57,161	//K
United Mexican States	8.375%	1/14/11	16,050	18,851
United Mexican States	11.500%	5/15/26	9,330	14,275	//B

		Maturity
	Rate	Date	Par	Value

United Mexican States	7.500%	4/8/33	40,140	43,351

				234,883

Insurance — 0.1%
Atlas Reinsurance PLC	4.415%	1/7/05	250	250	//A,C
Foundation Re Ltd	6.400%	11/24/08	2,150	2,150	//A,C
Korea Deposit Insurance Corp.	2.500%	12/11/05	2,500	2,759
Oil Insurance Ltd	5.150%	8/15/33	35	35	//C
Residential Reinsurance LTD	7.300%	6/1/05	850	861	//A,C

				6,055

Manufacturing (Diversified) — 1.4%
Tyco International Group S.A.	5.800%	8/1/06	10,250	10,612
Tyco International Group S.A.	6.125%	11/1/08	100	108
Tyco International Group S.A.	6.750%	2/15/11	460	516
Tyco International Group SA	6.375%	2/15/06	10,250	10,591
Tyco International Group SA	6.375%	10/15/11	5,580	6,161
Tyco International Group SA	7.000%	6/15/28	145	169
Tyco International Group SA	6.875%	1/15/29	28,200	32,303

				60,460

Media — N.M.
Shaw Communications Inc.	8.250%	4/11/10	27	31
Shaw Communications Inc.	7.200%	12/15/11	395	436

				467

Mining — 0.1%
Corporacion Nacional del Cobre — Codelco	4.750%	10/15/14	2,590	2,539	//C

Oil and Gas — 0.1%
Gazprom	9.625%	3/1/13	990	1,168
Gazprom	9.625%	3/1/13	330	392
Western Oil Sands Inc.	8.375%	5/1/12	1,198	1,400
YPF Sociedad Anonima	7.750%	8/27/07	1,000	1,085	//B

				4,045

Publishing — N.M.
Sun Media Corporation	7.625%	2/15/13	565	617

Services — N.M.
Compagnie Generale de Geophysique S.A.	10.625%	11/15/07	636	670

Special Purpose — 0.6%
Arcel Finance	5.984%	2/1/09	8,423	8,700	//C
Aries Vermogensverwaltungs	9.600%	10/25/14	5,250	6,458	//C
Conoco Funding Company	7.250%	10/15/31	810	988
Eircom Funding	8.250%	8/15/13	900	995	//B
General Motors Nova Scotia Finance Company	6.850%	10/15/08	1,550	1,617
HSBC Capital Funding LP	4.610%	12/29/49	2,090	2,017	//C
Petrozuata Finance, Inc.	8.220%	4/1/17	5,220	5,213	//C

				25,988

Telecommunications — 0.2%
British Telecommunications plc	8.375%	12/15/10	1,145	1,375
INTELSAT	6.500%	11/1/13	1,208	1,099
Telecom Italia S.p.A.	4.950%	9/30/14	3,730	3,655	//C

				6,129

Telecommunications (Cellular/Wireless) — N.M.
Rogers Wireless Communications Inc.	6.375%	3/1/14	900	891

Transportation — N.M.
Teekay Shipping Corporation	8.875%	7/15/11	1,219	1,414

Total Yankee Bonds (Identified Cost — $311,544)				349,673

Foreign Government Obligations — 1.9%
Federal Republic of Germany	5.000%	1/4/12	17,775 //L	26,503
Federal Republic of Germany	5.500%	1/4/31	11,240 //L	18,087
Government of Canada	5.250%	6/1/12	45,000 //M	40,190

		Maturity
	Rate	Date	Par	Value

Total Foreign Government Obligations (Identified Cost — $66,329)				84,780

Foreign Corporate Bonds — N.M.
Banking and Finance — N.M.
Stadshypotek AB	6.000%	3/18/09	9,000 //N	1,489

Total Foreign Corporate Bonds (Identified Cost — $1,271)				1,489

Preferred Stocks — 0.5%
Fannie Mae	7.000%		261 shs	14,773	//C
Fannie Mae	5.375%		44	4,653	//C
Home Ownership Funding Corporation	13.331%		15	572	//C,K
Home Ownership Funding Corporation II	13.338%		13	496	//C,K

Total Preferred Stocks (Identified Cost — $19,615)				20,494

Options Purchased — N.M.
BellSouth Telecommunications Inc. Call, July 2006, Strike Price $97.72			500 //O	2
International Business Machines Corporation Call, July 2006, Strike Price $99.90			500 //O	4

Total Options Purchased (Identified Cost — $18)				6

Total Long-Term Securities (Identified Cost — $2,932,186)				3,040,018

Investment of Collateral From Securities Lending — 20.0%
State Street Navigator Securities Lending Prime Portfolio			1,120,493 shs	1,120,493

Total Investment of Collateral From Securities Lending (Identified Cost — $1,120,493)				1,120,493

Short-Term Securities — 34.5%

Corporate Bonds and Notes — 2.0%
Hertz Corporation	2.410%	3/24/05	$8,160	8,160
Barclays U.S. Funding Corporation	0.910%	1/3/05	40,673	40,668
UBS AG	0.900%	1/7/05	40,090	40,075

				88,903

U.S. Government and Agency Obligations — 2.8%
Fannie Mae	0.000%	1/3/05	40,520	40,515	//F
Fannie Mae	0.000%	4/1/05	33,060	32,883	//F,P
Fannie Mae	0.000%	1/28/05	49,120	49,121	//F

				122,519

Options Purchased — 0.3%
Eurodollar Futures Call, April 2005, Strike Price $96.75			483 //O	420
Eurodollar Futures Call, July 2005, Strike Price $96.00			464 //O	957
Eurodollar Futures Call, October 2005, Strike Price $95.50			382 //O	1,062
Eurodollar Futures Call, October 2005, Strike Price $96.00			1,801 //O	2,960
Euro Currency Futures Put, April 2005, Strike Price $1.34			200 //O	395
Eurodollar Futures Put, April 2005, Strike Price $97.50			258 //O	261
Eurodollar Futures Put, April 2005, Strike Price $97.75			945 //O	1,547
Eurodollar Futures Put, October 2005, Strike Price $95.00			4,726 //O	118
Eurodollar Futures Put, October 2005, Strike Price $96.5			86 //O	41
LIBOR Futures Call, October 2005, Strike Price EUR 93.25			1,410 //O	6,790
Swaption Payable Fixed Put, March 2005, Strike Price $0.50			5,200,000 //O	5
U.S. Treasury Bonds Futures Call, March 2005, Strike Price $112.00			249 //O	428
U.S. Treasury Bonds Futures Call, March 2005, Strike Price $114.00			267 //O	221

				15,205

Repurchase Agreements — 29.4%
Deutsche Bank AG
2.2%, dated 12/31/04, to be repurchased at $46,629 on 1/3/05 (Collateral: $47,680 Federal Home Loan Bank bonds, 2.375%, due 4/5/06, value $47,851)			46,620	46,620

Goldman, Sachs & Company
2.22%, dated 12/31/04, to be repurchased at $478,276 on 1/3/05 (Collateral: $76,670 Federal Home Loan Bank bonds, 3.75%, due 8/18/09, value $78,451; $425,000 Fannie Mae notes, 3.25% to 3.375%, due 12/15/08 to 2/15/09, value $423,231)			478,188	478,188

		Maturity
	Rate	Date	Par	Value

Lehman Brothers, Inc.
2.1%, dated 12/31/04, to be repurchased at $196,628 on 1/3/05 (Collateral: $200,545 Freddie Mac notes, 3%, due 9/29/06, value $202,062)			196,594	196,594

Merrill Lynch Government Securities, Inc.
2.25%, dated 12/31/04, to be repurchased at $593,465 on 1/3/05 (Collateral: $605,220 Federal Home Loan Bank bonds, 1.5% to 3.875%, due 4/1/05 to 1/15/10, value $606,843)			593,354	593,354

				1,314,756

Total Short-Term Securities (Identified Cost — $1,538,520)				1,541,383

Total Investments — 127.6% (Identified Cost — $5,591,199)				5,701,894
Obligation to Return Collateral for Securities Loaned — (20.0)%				(1,120,493)
Other Assets Less Liabilities — (7.6)%				(112,251)

Net Assets — 100.0%				$4,469,150

Net Asset Value Per Share:
Institutional Class				$10.66

Financial Intermediary Class				$10.67

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)
Futures Contracts Purchased
Australian Dollar Futures	March 2005	125	$388
Canadian Dollar Futures	March 2005	310	520
Euribor Futures	September 2005	200	39
Eurodollar Futures	March 2005	2,292	(1,990)
Eurodollar Futures	June 2005	36	4
Eurodollar Futures	September 2005	7,180	(3,511)
Eurodollar Futures	December 2005	94	(103)
Japanese Yen Futures	March 2005	375	825
U.K. Treasury Bond Futures	March 2005	1	2
U.S. Treasury Note Futures	March 2005	1,146	(268)
U.S. Treasury Note Futures	March 2005	3,798	1,531

			$(2,563)

Futures Contracts Written
British Pound Currency Futures	March 2005	200	$271
Euro Currency Futures	March 2005	825	(2,783)
U.S. Treasury Bond Futures	March 2005	51	(56)

			$(2,568)

Options Written
Euro Currency Futures Call, Strike Price $1.3	April 2005	400	$(1,807)
Euro Currency Futures Call, Strike Price $1.36	March 2005	750	(191)
Euro Currency Futures Call, Strike Price $1.37	March 2005	500	(40)
Euro Currency Futures Put, Strike Price $1.30	April 2005	960	970
Euro Currency Futures Put, Strike Price $1.32	April 2005	200	(23)
Goldman Sachs Swaption Call, Strike Price $98.00	January 2005	39,300,000	624
Japanese Yen Futures Call, Strike Price $97.00	April 2005	400	(512)
Japanese Yen Futures Put, Strike Price $95.00	March 2005	300	182
U.S. Treasury Bond Futures Put, Strike Price $108.00	March 2005	1,792	938
U.S. Treasury Bond Futures Put, Strike Price $108.00	June 2005	267	60
U.S. Treasury Bond Futures Put, Strike Price $111.00	March 2005	2,115	1,030
U.S. Treasury Note Futures Call, Strike Price $112.00	February 2005	87	2
U.S. Treasury Note Futures Call, Strike Price $113.00	March 2005	988	72
U.S. Treasury Note Futures Call, Strike Price $114.00	March 2005	3,351	2,053
U.S. Treasury Note Futures Call, Strike Price $114.00	June 2005	159	(13)
U.S. Treasury Note Futures Call, Strike Price $116.00	March 2005	1,060	664
U.S. Treasury Note Futures Put, Strike Price $102.00	March 2005	259	151
U.S. Treasury Note Futures Put, Strike Price $108.00	March 2005	753	288
U.S. Treasury Note Futures Put, Strike Price $109.00	March 2005	1,099	500
U.S. Treasury Note Futures Put, Strike Price $110.00	March 2005	821	319
U.S. Treasury Note Futures Put, Strike Price $111.00	March 2005	1,833	628

			$5,895

Open Forward Currency Exchange Contracts

Settlement	Contract to				Unrealized
Date	Receive		Deliver		Gain/(Loss)
2/8/05	USD	41,360	CAD	51,481	$(1,526)
2/8/05	USD	137,571	EUR	108,053	(8,830)
2/8/05	EUR	69,554	USD	92,159	2,080
2/8/05	JPY	3,680,000	USD	35,402	501

					$(7,775)

//A	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), the one-year Treasury Bill rate, or the ten-year Treasury bond rate. The coupon rates are the rates as of December 31, 2004.

//B	All or a portion of this security is on loan.

//C	Rule 144a – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 3.3% of net assets.

//D	Convertible security – Security may be converted into the issuer’s common stock.

//E	Unit – A security which consists of a bond and warrants to purchase the common stock of the issuer.

//F	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

//G	Stripped security – Security with interest-only or principal-only payments streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

//H	Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

//I	When-issued security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

//J	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.

//K	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.

//L	Denominated in euro currency.

//M	Denominated in Canadian dollars.

//N	Denominated in Swedish krona.

//O	Represents actual number of contracts.

//P	All or a portion of this security is collateral to cover futures and option contracts.

//Q	Definitions of currency abbreviations:

CAD – Canadian dollar
EUR – Euro
JPY – Japanese yen
USD – United States dollar

N.M. – Not meaningful.

Portfolio of Investments
Western Asset Inflation Indexed Plus Bond Portfolio
December 31, 2004 (Unaudited)
(Amounts in Thousands)

		Maturity	Par/
	Rate	Date	Shares	Value

Long-Term Securities — 102.1%

Corporate Bonds and Notes — 0.7%
Investment Banking/Brokerage — 0.7%
J.P. Morgan & Co. Incorporated	4.560%	2/15/12	$2,690	$3,041	//A

Total Corporate Bonds and Notes (Identified Cost — $2,630)				3,041

Asset-Backed Securities — 2.2%
Indexed Securities //A — 2.2%
ACE Securities Corp. Home Equity Loan Trust 2003-HS1	2.788%	6/25/33	1,381	1,384
Ameriquest Mortgage Securities, Inc. 2002-5	2.888%	2/25/33	689	690
Ameriquest Mortgage Securities, Inc. 2002-AR3	2.788%	10/25/33	467	467
Bear Stearns Asset Backed Securities, Inc. 2003-ABF1	2.788%	1/25/34	1,302	1,303
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-4	2.788%	10/25/32	794	796
Countrywide Asset-Backed Certificates 2002-1	2.698%	8/25/32	128	128
EMC Mortgage Loan Trust ABS Security 2002-B	2.968%	11/25/41	2,167	2,172	//B
EQCC Trust 2002-1	2.718%	11/25/31	564	565
Home Equity Mortgage Trust 2003-5	2.838%	1/15/34	685	686
Residential Asset Mortgage Products, Inc. 2003-RS2	2.758%	3/25/33	498	499
Structured Asset Investment Loan Trust 2003-BC7	2.548%	7/25/33	58	58
Structured Asset Investment Loan Trust 2003-BC8	2.558%	8/25/10	234	234

Total Asset-Backed Securities (Identified Cost — $8,971)				8,982

Mortgage-Backed Securities — 1.8%
Fixed Rate Securities — 0.4%
Merrill Lynch Mortgage Investors, Inc. 2003-F	3.727%	10/25/28	1,383	1,408

Indexed Securities //A — 1.4%
Crusade Global Trust 2003-2	2.700%	9/18/34	1,991	1,995	//C
CS First Boston Mortgage Securities Corp. 2001-28	3.068%	11/25/31	1,528	1,533
CS First Boston Mortgage Securities Corp. 2003-TFLA1	2.673%	4/15/13	500	500	//B
GSRPM Mortgage Loan Trust Series 2003-2	3.118%	6/25/33	1,797	1,803

				5,831

Total Mortgage-Backed Securities (Identified Cost — $7,242)				7,239

U.S. Government and Agency Obligations — 91.5%

Indexed Securities //D — 91.5%
Tennessee Valley Authority	3.375%	1/15/07	7,710	8,146
United States Treasury Bonds	2.375%	1/15/25	1,630	1,743
United States Treasury Inflation-Protected Security	3.375%	1/15/07	14,782	15,655
United States Treasury Inflation-Protected Security	3.625%	1/15/08	19,311	21,034
United States Treasury Inflation-Protected Security	3.875%	1/15/09	22,974	25,750
United States Treasury Inflation-Protected Security	4.250%	1/15/10	12,774	14,817
United States Treasury Inflation-Protected Security	0.875%	4/15/10	24,729	24,489
United States Treasury Inflation-Protected Security	3.500%	1/15/11	31,869	36,194
United States Treasury Inflation-Protected Security	3.375%	1/15/12	15,995	18,206
United States Treasury Inflation-Protected Security	3.000%	7/15/12	25,934	28,940

		Maturity	Par/
	Rate	Date	Shares		Value

United States Treasury Inflation-Protected Security	1.875%	7/15/13	24,650		25,357
United States Treasury Inflation-Protected Security	2.000%	1/15/14	21,682		22,441
United States Treasury Inflation-Protected Security	2.000%	7/15/14	28,609		29,516
United States Treasury Inflation-Protected Security	3.625%	4/15/28	33,503		43,978
United States Treasury Inflation-Protected Security	3.875%	4/15/29	44,654		61,277

Total U.S. Government and Agency Obligations (Identified Cost — $360,827)					377,543

Foreign Government Obligations — 5.7%
Fixed Rate Securities — 3.0%
French Republic	3.150%	7/25/32	6,047	//E	10,484
Republic of France	1.600%	7/25/11	1,332	//E	1,851

					12,335

Indexed Securities //D — 2.7%
Canadian Real Return Bond	3.000%	12/1/36	4,045	//F	4,061
French Republic	2.500%	7/25/13	2,915	//E	4,303
Kingdom of Sweden Inflation-Protected Notes	3.500%	12/1/28	13,580	//G	2,788

					11,152

Total Foreign Government Obligations (Identified Cost — $20,506)					23,487

Preferred Stocks — 0.2%
Fannie Mae	7.000%		16	shs	918	//A

Total Preferred Stocks (Identified Cost — $359)					918

Total Long-Term Securities (Identified Cost — $400,986)					421,210

Short-Term Securities — 0.3%

U.S. Government and Agency Obligations — 0.1%
Fannie Mae	0.000%	4/1/05	$361		359	//H,I

Repurchase Agreements — 0.2%
Deutsche Bank AG
2.2%, dated 12/31/04, to be repurchased at $354 on 1/3/05 (Collateral:
$360 Federal Home Loan Bank bonds, 2.375%, due 4/5/06, value $363)			354		354

Goldman, Sachs & Company
2.22%, dated 12/31/04, to be repurchased at $350 on 1/3/05 (Collateral:
$330 Freddie Mac notes, 5.625%, due 3/15/11, value $389)			350		350

					704

Total Short-Term Securities (Identified Cost — $1,063)					1,063

Total Investments — 102.4% (Identified Cost — $402,049)					422,273
Other Assets Less Liabilities — (2.4)%					(9,880)

Net Assets — 100.0%					$412,393

Net Asset Value Per Share					$10.83

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Futures Contracts Purchased Eurodollar Futures	March 2005	219	$(17)

Open Forward Currency Exchange Contracts

Settlement	Contract to				Unrealized
Date	Receive //J		Deliver //J		Gain/(Loss)
2/8/05	USD	3,556	CAD	4,425	$(130)
2/8/05	SEK	12,850	EUR	1,416	105
2/8/05	EUR	1,416	SEK	12,850	(116)
2/8/05	USD	21,499	EUR	16,474	(490)
2/8/05	USD	2,610	SEK	18,589	(66)

					$(697)

//A	Securities are grouped by the currencies in which they were issued, and the par amounts are also in the issuance currency of the security.

//B	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. This security represents 4.54% of net assets.

//C	Definitions of currency abbreviations:

CAD — Canadian dollar
DKK — Danish krona
EUR — Euro
GBP — British pound
NOK — Norwegian krone
SEK — Swedish krona
USD — United States dollar

Portfolio of Investments
Western Asset High Yield Portfolio
December 31, 2004 (Unaudited)
(Amounts in Thousands)

		Maturity	Par/
	Rate	Date	Shares	Value

Long-Term Securities — 93.5%

Corporate Bonds and Notes — 86.7%
Advertising — 0.7%
Vertis Inc.	10.875%	6/15/09	$2,422	$2,628

Aerospace/Defense — 1.4%
Armor Holdings, Inc.	8.250%	8/15/13	2,510	2,811
Esterline Technologies Corporation	7.750%	6/15/13	1,605	1,753
Hexcel Corporation	9.875%	10/1/08	736	817
Hexcel Corporation	9.750%	1/15/09	290	302

				5,683

Animal Hospitals — 0.2%
Vicar Operating, Inc.	9.875%	12/1/09	580	635

Apparel — 1.5%
Levi Strauss & Co.	9.750%	1/15/15	850	842	//A
Oxford Industries, Inc.	8.875%	6/1/11	1,484	1,593
Russell Corporation	9.250%	5/1/10	1,666	1,787
The William Carter Company	10.875%	8/15/11	1,625	1,820

				6,042

Auto and Automotive Parts — 1.6%
Keystone Automotive Operations Inc.	9.750%	11/1/13	3,350	3,585
TRW Automotive Inc.	9.375%	2/15/13	1,899	2,203
TRW Automotive Inc.	11.000%	2/15/13	417	502

				6,290

Automotive Retailer — 0.9%
Asbury Automotive Group Inc.	9.000%	6/15/12	3,252	3,415

Banking and Finance — 0.7%
Refco Finance Holdings	9.000%	8/1/12	2,560	2,803	//A

Building Materials — 2.4%
American Standard, Inc.	7.375%	2/1/08	31	34
Associated Materials Incorporated	0.000%	3/1/14	4,440	3,197	//B
Interface, Inc.	7.300%	4/1/08	411	420
Interface, Inc.	10.375%	2/1/10	2,897	3,332
Nortek, Inc.	8.500%	9/1/14	2,450	2,560	//A

				9,543

Cable — 3.9%
Charter Communications Holdings, LLC	9.625%	11/15/09	2,240	1,966
Charter Communications Holdings, LLC	10.250%	9/15/10	4,459	4,726
CSC Holdings Inc.	7.625%	4/1/11	2,450	2,640
CSC Holdings Inc.	7.875%	2/15/18	720	778
CSC Holdings Inc.	7.625%	7/15/18	1,138	1,203
Insight Communications Company, Inc.	0.000%	2/15/11	2,080	2,023	//B
LodgeNet Entertainment Corporation	9.500%	6/15/13	1,662	1,836

				15,172

Casino Resorts — 2.0%
Inn of The Mountain Gods Resort	12.000%	11/15/10	2,350	2,749
Isle of Capri Casinos, Inc.	9.000%	3/15/12	1,030	1,136
Mandalay Resort Group	9.375%	2/15/10	200	233
Mirage Resorts, Incorporated	7.250%	10/15/06	328	344
Premier Entertainment Biloxi LLC	10.750%	2/1/12	1,284	1,403
River Rock Entertainment	9.750%	11/1/11	1,750	1,962

				7,827

Chemicals — 2.4%
FMC Corporation	10.250%	11/1/09	403	462
Georgia Gulf Corporation	7.625%	11/15/05	17	18
Huntsman International LLC	10.125%	7/1/09	1,009	1,062

		Maturity	Par/
	Rate	Date	Shares	Value

IMC Global Inc.	10.875%	6/1/08	116	139
Lyondell Chemical Company	9.625%	5/1/07	902	992
Lyondell Chemical Company	10.500%	6/1/13	2,140	2,547
Millennium America Inc.	9.250%	6/15/08	1,724	1,961
Nalco Company	8.875%	11/15/13	610	669
Westlake Chemical Corporation	8.750%	7/15/11	1,473	1,665

				9,515

Coal — 0.7%
Alpha Natural Resources LLC	10.000%	6/1/12	2,300	2,622	//A

Containers and Packaging — 3.0%
Graham Packaging Company, Inc.	9.875%	10/15/14	2,530	2,701	//A
Graphic Packaging International Corp.	9.500%	8/15/13	1,840	2,093
Jefferson Smurfit Corporation (US)	8.250%	10/1/12	1,380	1,504
Owens Brockway Glass Containers	8.750%	11/15/12	1,790	2,018
Owens-Illinois, Inc.	7.500%	5/15/10	730	775
Solo Cup Company	8.500%	2/15/14	2,560	2,662

				11,753

Diversified Services — 0.4%
SPX Corporation	7.500%	1/1/13	1,615	1,752

Electric — 2.6%
Midwest Generation Llc	8.750%	5/1/34	1,840	2,088
Orion Power Holdings, Inc.	12.000%	5/1/10	2,171	2,757
The AES Corporation	8.750%	5/15/13	1,400	1,591	//A
The AES Corporation	9.000%	5/15/15	3,235	3,704	//A

				10,140

Electronics — 0.5%
Rayovac Corporation	8.500%	10/1/13	1,740	1,931

Energy — 3.5%
Calpine Corporation	7.625%	4/15/06	2,090	2,053	//C
Calpine Generating Co., LLC	11.169%	4/1/11	1,249	1,221
Calpine Generating Co., LLC	11.500%	4/1/11	3,430	3,258
Midwest Generation LLC	8.560%	1/2/16	1,260	1,399
NRG Energy, Inc.	8.000%	12/15/13	2,442	2,662	//A
Reliant Energy Inc.	6.750%	12/15/14	1,450	1,441
Sithe Independence Funding Corporation	9.000%	12/30/13	1,600	1,796

				13,830

Entertainment — 0.8%
Cinemark, Inc.	0.000%	3/15/14	2,710	2,046	//B
Loews Cineplex Entertainment Corporation	9.000%	8/1/14	1,160	1,256	//A

				3,302

Environmental Services — 1.9%
Allied Waste North America Incorporated	8.875%	4/1/08	2,102	2,249
Allied Waste North America Incorporated	8.500%	12/1/08	1,125	1,193
Capital Environment Resource, Inc.	9.500%	4/15/14	4,030	4,010	//A

				7,452

Food, Beverage and Tobacco — 1.3%
Cott Beverages Incorporated	8.000%	12/15/11	2,296	2,500
Domino’s, Inc.	8.250%	7/1/11	1,578	1,724
Stater Bros. Holdings Inc.	5.990%	6/15/10	1,040	1,068	//C

				5,292

Gaming — 0.4%
Argosy Gaming Company	9.000%	9/1/11	1,408	1,570

Gas and Pipeline Utilities — 3.6%
ANR Pipeline, Inc.	8.875%	3/15/10	1,243	1,392
ANR Pipeline, Inc.	9.625%	11/1/21	1,604	2,019
Colorado Interstate Gas Company	10.000%	6/15/05	400	410
Dynegy Holdings Inc.	8.750%	2/15/12	1,740	1,823
Dynegy Holdings Inc.	10.125%	7/15/13	2,235	2,559	//A
Northwest Pipelines Corporation	8.125%	3/1/10	851	941
Sonat Inc.	6.875%	6/1/05	430	435

		Maturity	Par/
	Rate	Date	Shares	Value

Southern Natural Gas Company	8.875%	3/15/10	1,775	1,988
The Williams Companies, Inc.	8.750%	3/15/32	2,424	2,785

				14,352

Health Care — 3.1%
Ardent Health Services	10.000%	8/15/13	3,540	3,717
Community Health Systems Inc.	6.500%	12/15/12	1,060	1,068	//A
Equinox Holdings Inc	9.000%	12/15/09	1,620	1,725
Tenet Healthcare Corporation	9.875%	7/1/14	5,269	5,743	//A

				12,253

Homebuilding — 0.4%
KB HOME	5.875%	1/15/15	1,290	1,277
Schuler Homes, Inc.	10.500%	7/15/11	430	489

				1,766

Lodging/Hotels — 0.4%
Host Marriott LP	9.500%	1/15/07	1,440	1,577
Host Marriott LP	9.250%	10/1/07	135	150

				1,727

Machinery — 2.0%
Case New Holland Incorporated	9.250%	8/1/11	570	634	//A
Case New Holland Incorporated	9.250%	8/1/11	1,480	1,646	//A
Grant Prideco, Inc.	9.000%	12/15/09	922	1,021
Joy Global Inc.	8.750%	3/15/12	1,340	1,501
Terex Corporation	9.250%	7/15/11	750	842
Terex Corporation	7.375%	1/15/14	2,000	2,145

				7,789

Manufacturing (Diversified) — 3.2%
Ames True Temper	10.000%	7/15/12	1,720	1,763
Jacuzzi Brands Incorporated	9.625%	7/1/10	4,181	4,641
KI Holdings Incorporated	0.000%	11/15/14	2,140	1,369	//B
Koppers Inc.	9.875%	10/15/13	1,249	1,424
MMI Products, Inc.	11.250%	4/15/07	1,780	1,807
Samsonite Corporation	8.875%	6/1/11	1,660	1,797

				12,801

Media — 2.7%
EchoStar DBS Corporation	5.810%	10/1/08	1,880	1,948	//C
Lamar Media Corporation	7.250%	1/1/13	1,560	1,685
Paxson Communications Corporation	10.750%	7/15/08	320	336
Paxson Communications Corporation	0.000%	1/15/09	237	222	//B
PRIMEDIA Inc.	7.665%	5/15/10	1,440	1,526	//C
PRIMEDIA Inc.	8.875%	5/15/11	800	846
Sinclair Broadcast Group, Inc.	8.750%	12/15/11	730	795
Sinclair Broadcast Group, Inc.	8.000%	3/15/12	1,250	1,328
Warner Music Group	7.375%	4/15/14	1,800	1,845	//A

				10,531

Medical Care Facilities — 1.2%
Extendicare Health Services, Inc.	9.500%	7/1/10	981	1,099
HCA Inc.	7.875%	2/1/11	46	50
HCA Inc.	9.000%	12/15/14	818	966
HCA, Inc.	8.750%	9/1/10	2,200	2,515

				4,630

Medical Products — 0.5%
Fresenius Medical Care Capital Trust II	7.875%	2/1/08	1,667	1,809	//D

Medical Supplies and Services — 0.2%
AmeriPath Inc.	10.500%	4/1/13	796	846

Metals — 0.2%
Century Aluminum Company	7.500%	8/15/14	880	937	//A

Oil and Gas — 5.3%
Belden Blake Corporation	8.750%	7/15/12	2,000	2,030	//A
Chesapeake Energy Corporation	9.000%	8/15/12	1,346	1,538
El Paso CGP Co.	7.750%	6/15/10	1,818	1,900
El Paso Corporation	6.950%	12/15/07	465	487
El Paso Corporation	7.875%	6/15/12	1,270	1,329

		Maturity	Par/
	Rate	Date	Shares	Value

El Paso Corporation	7.800%	8/1/31	70	67
El Paso Corporation	7.750%	1/15/32	1,050	1,005
El Paso Production Holding Company	7.750%	6/1/13	590	618
Ferrellgas LP	6.750%	5/1/14	1,070	1,099
KCS Energy, Inc.	7.125%	4/1/12	1,150	1,208
Pacific Energy Partners	7.125%	6/15/14	750	799
Parker Drilling Company	7.150%	9/1/10	1,630	1,707	//A,C
Plains Exploration & Production Company	7.125%	6/15/14	1,340	1,461
Pride International, Inc.	7.375%	7/15/14	1,610	1,759
Suburban Propane Partners LP	6.875%	12/15/13	1,720	1,754
Vintage Petroleum, Inc.	8.250%	5/1/12	1,860	2,051

				20,812

Paper and Forest Products — 1.0%
Georgia-Pacific Corp.	9.500%	12/1/11	1,803	2,222
Georgia-Pacific Corp.	9.375%	2/1/13	1,407	1,639
Georgia-Pacific Corp.	7.700%	6/15/15	46	53

				3,914

Pharmaceuticals — 0.5%
Leiner Health Products Inc.	11.000%	6/1/12	1,730	1,890

Publishing — 0.4%
Dex Media East LLC	12.125%	11/15/12	1,167	1,422

Real Estate — 0.6%
Forest City Enterprises, Inc.	7.625%	6/1/15	255	270
Ventas Realty, Limited Partnership	8.750%	5/1/09	1,156	1,296
Ventas Realty, Limited Partnership	9.000%	5/1/12	412	481
Ventas Realty, Limited Partnership	6.625%	10/15/14	220	225	//A

				2,272

Rental and Lease Services (Commercial) — 0.7%
NationsRent Inc.	9.500%	10/15/10	2,430	2,722

Retail — 0.9%
Norcraft Companies	9.000%	11/1/11	1,720	1,858
Toys “R” Us, Inc.	7.875%	4/15/13	1,690	1,677

				3,535

Special Purpose — 14.0%
AAC Group Holding Corporation	0.000%	10/1/12	3,110	2,091	//A,B
Alamosa Incorporated	11.000%	7/31/10	923	1,087
Alamosa Incorporated	8.500%	1/31/12	1,020	1,114
Dennys Holdings, Inc.	10.000%	10/1/12	1,750	1,883	//A
Dow Jones CDX.NA.HY Credit-Linked Trust Certificates	8.000%	12/29/09	5,000	5,128	//A,H
Goodman Global Holding Company, Inc.	7.875%	12/15/12	1,990	1,970	//A
H & E Equipment Services LLC	11.125%	6/15/12	2,390	2,629
H Lines Finance Holding Corporation	0.000%	4/1/13	2,790	2,009	//A,B
Huntsman Advanced Materials LLC	10.890%	7/15/08	470	503	//A,C
Huntsman Advanced Materials LLC	11.000%	7/15/10	340	405	//A
Jostens IH Corporation	7.625%	10/1/12	2,680	2,787	//A
Milacron Escrow Corporation	11.500%	5/15/11	2,604	2,760
Norcraft Holdings LP	0.000%	9/1/12	1,150	863	//B
Qwest Capital Funding Incorporated	7.900%	8/15/10	936	945
Rainbow National Services LLC	8.750%	9/1/12	930	1,021	//A
Rainbow National Services LLC	10.375%	9/1/14	1,720	1,939	//A
Sensus Metering Systems Inc.	8.625%	12/15/13	2,599	2,664
Targeted Return Index Securities Trust, Series HY-2004-1	8.211%	8/1/15	9,535	10,429	//A,I
Texas Genco LLC	6.875%	12/15/14	2,253	2,329	//A
The Williams Companies, Inc. Credit-Linked Certificates	6.750%	4/15/09	1,590	1,713	//A
TransDigm	8.375%	7/15/11	1,480	1,587
UCAR Finance Inc.	10.250%	2/15/12	2,251	2,572
UGS Corporation	10.000%	6/1/12	1,460	1,661	//A
WII Components, Inc.	10.000%	2/15/12	1,730	1,730
WMG Holdings Corporation	0.000%	12/15/14	1,850	1,182	//A,B

				55,001

Steel Products — 0.6%
Allegheny Technologies, Inc.	8.375%	12/15/11	2,270	2,520

Storage Facilities — 0.6%

		Maturity	Par/
	Rate	Date	Shares	Value

Mobile Mini, Inc.	9.500%	7/1/13	1,937	2,257

Telecommunications — 5.1%
AT&T Corp.	9.050%	11/15/11	1,260	1,451
AT&T Corp.	9.750%	11/15/31	1,210	1,444
Cincinnati Bell Inc.	8.375%	1/15/14	3,485	3,529
GTE Hawaiian Telephone Company, Inc.	7.000%	2/1/06	520	536
GTE Hawaiian Telephone Company, Inc.	7.375%	9/1/06	390	406
MCI Inc.	6.908%	5/1/07	274	281
MCI Inc.	7.688%	5/1/09	1,274	1,319
MCI Inc.	8.735%	5/1/14	2,045	2,198
Qwest Communications International Inc.	7.500%	2/15/11	1,320	1,353	//A
Qwest Corporation	7.875%	9/1/11	1,930	2,094	//A
Qwest Services Corporation	14.000%	12/15/10	4,540	5,459	//A

				20,070

Telecommunications (Cellular/Wireless) — 3.0%
Centennial Communications Corporation	8.125%	2/1/14	3,580	3,679
Nextel Communications, Inc.	5.950%	3/15/14	1,202	1,244
Nextel Communications, Inc.	7.375%	8/1/15	1,295	1,425
Rural Cellular Corporation	9.750%	1/15/10	950	860
Rural Cellular Corporation	8.250%	3/15/12	580	613
SBA Communications Corporation	8.500%	12/1/12	1,708	1,742	//A
Ubiquitel Operating Company	9.875%	3/1/11	1,250	1,403	//A
US Unwired Inc.	10.000%	6/15/12	780	879	//A

				11,845

Transportation — 3.1%
Continental Airlines, Inc.	7.373%	12/15/15	1,793	1,514
Gulfmark Offshore, Inc.	7.750%	7/15/14	1,890	2,003	//A
Horizon Lines, LLC	9.000%	11/1/12	1,340	1,441	//A
Kansas City Southern Railway	9.500%	10/1/08	3,179	3,612
OMI Corporation	7.625%	12/1/13	1,319	1,411
US Airways	8.360%	1/20/19	2,061	2,079

				12,060

Water Utilities — 0.6%
National Waterworks, Inc.	10.500%	12/1/12	2,130	2,396

Total Corporate Bonds and Notes (Identified Cost — $326,356)				341,354

U.S. Government Agency Mortgage-Backed Securities — 0.3%
Fixed Rate Securities — 0.3%
Blackrock Capital Finance L.P. 1996-R1	9.479%	9/25/26	1,467	982
Ocwen Residential Mortgage Corporation 1998-R1	7.000%	10/25/40	566	91

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $1,131)				1,073

Yankee Bonds //E — 5.9%
Cable — 0.1%
Rogers Cable Inc	6.750%	3/15/15	550	562	//A

Chemicals — 1.5%
Rhodia SA	10.250%	6/1/10	2,360	2,655
Rhodia SA	8.875%	6/1/11	3,093	3,116

				5,771

Foreign Governments — 0.3%
Federative Republic of Brazil	14.500%	10/15/09	800	1,067

Media — 0.7%
Kabel Deutschland GmbH	10.625%	7/1/14	2,285	2,628	//A

Oil and Gas — 0.7%
Western Oil Sands Inc.	8.375%	5/1/12	2,335	2,729

Paper and Forest Products — 0.2%
Abitibi Consolidated Inc.	5.990%	6/15/11	987	1,017	//C

		Maturity	Par/
	Rate	Date	Shares		Value

Special Purpose — 0.2%
JSG Funding PLC	15.500%	10/1/13	628		734	//F

Telecommunications — 1.2%
Inmarsat Finance II Plc	0.000%	11/15/12	1,818		1,309	//A,B
Inmarsat Finance Plc	7.625%	6/30/12	2,320		2,413
Nortel Networks Ltd.	6.125%	2/15/06	950		967

					4,689

Telecommunications (Cellular/Wireless) — 0.7%
Rogers Wireless Communications Inc.	9.625%	5/1/11	1,876		2,200
Rogers Wireless Communications Inc.	8.000%	12/15/12	670		708	//A

					2,908

Transportation — 0.3%
Teekay Shipping Corporation	8.875%	7/15/11	1,195		1,386

Total Yankee Bonds (Identified Cost — $21,694)					23,491

Common Stocks — 0.1%
Engineering and Construction — 0.1%
Washington Group International, Inc.			8	shs	329	//G

Total Common Stocks (Identified Cost — $51)					329

Preferred Stocks — 0.4%
Fannie Mae			16		879	//C
High Voltage Engineering Corporation			0.002		2	//F
Paxson Communications Corporation			0.787		787	//F

Total Preferred Stocks (Identified Cost — $1,842)					1,668

Warrants — 0.1%
American Tower Corporation			1	wts	170	//A,G
Horizon PCS, Inc.			1		0	//A,G
Next Generation Network, Inc.			3		0	//G
Washington Group International, Series A			5		65	//G
Washington Group International, Series B			6		59	//G
Washington Group International, Series C			3		27	//G

Total Warrants (Identified Cost — $75)					321

Total Long-Term Securities (Identified Cost — $351,149)					368,236

Short-Term Securities — 4.6%

Repurchase Agreements — 4.6%
Goldman, Sachs & Company			$18,244		18,244

2.22%, dated 12/31/04, to be repurchased at $18,247 on 1/3/05 (Collateral: $16,980 Freddie Mac notes, 5.625%, due 3/15/11, value $18,896)

Total Short-Term Securities (Identified Cost — $18,244)					18,244

Total Investments — 98.1% (Identified Cost — $369,393)					386,480
Other Assets Less Liabilities — 1.9%					7,398

Net Assets — 100.0%					$393,878

Net Asset Value Per Share:
Institutional Class					$10.63

//A	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 26% of net assets.

//B	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.

//C	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rates are the rates as of December 31, 2004.

//D	Unit – A security which consists of a bond and warrants to purchase the common stock of the issuer.

//E	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.

//F	Pay-in-Kind (“PIK”) security – A bond in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.

//G	Non-income producing.

//H	Certificates are linked to a portfolio of Repurchase Agreements and Credit Default Swap Agreements.

//I	Targeted Return Index Securities “TRAIN” – Portfolio of corporate bonds purchased in the secondary market.

Portfolio of Investments
Western Asset Non-U.S. Opportunity Bond Portfolio
December 31, 2004 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par //A	Value

Long-Term Securities — 89.4%

British Sterling — 2.2%
Corporate Bonds and Notes — 0.7%
Landesbank Hessen-Thueringen Girozentrale	5.375%	3/7/12	200	$390
Irish Nationwide Building Society	5.875%	12/15/08	200	393

				783

Government Obligations — 1.5%
United Kingdom Treasury Stock	5.000%	3/7/12	840	1,659

Total British Sterling				2,442

Danish Krone — 5.2%
Corporate Bonds and Notes — 0.5%
Realkredit Danmark A/S	5.000%	10/1/35	2,849	520

Government Obligations — 4.7%
Kingdom of Denmark	5.000%	11/15/13	26,000	5,211

Total Danish Krone				5,731

Euro — 72.1%
Corporate Bonds and Notes — 7.6%
Bank Nederlandse Gemeenten NV	5.625%	10/25/10	1,850	2,817
Kreditanstalt fuer Wiederaufbau	5.250%	1/4/10	1,800	2,677
Caisse de Refinancement L’ Habitat	4.200%	4/25/11	2,000	2,838

				8,332

U.S. Government and Agency Obligations — 1.2%
Freddie Mac	5.750%	9/15/10	900	1,370

Government Obligations — 63.3%
Federal Republic of Germany	5.000%	2/17/06	4,700	6,552
Federal Republic of Germany	3.500%	10/9/09	2,694	3,717
Federal Republic of Germany	4.250%	1/4/14	5,660	8,037
Federal Republic of Germany	5.500%	1/4/31	3,350	5,391
Finland Republic	5.375%	7/4/13	3,250	4,998
French Republic	5.750%	10/25/32	3,090	5,175
Hellenic Republic	6.500%	10/22/19	2,600	4,436
Kingdom of Spain	5.750%	7/30/32	2,600	4,342
Kingdom of the Netherlands	6.000%	1/15/06	4,700	6,603
Kingdom of the Netherlands	5.500%	1/15/28	3,360	5,405
Republic of Austria	3.800%	10/20/13	3,650	5,018	//B

		Maturity
	Rate	Date	Par //A	Value

Republic of Italy	2.750%	2/1/06	7,510	10,218

				69,892

Total Euro				79,594

Swedish Krona — 9.9%
Corporate Bonds and Notes — 6.1%
AB Spintab	6.000%	4/20/09	18,000	2,977
Stadshypotek AB	6.000%	3/18/09	23,000	3,805

				6,782

Government Obligations — 3.8%
Kingdom of Sweden	5.500%	10/8/12	25,000	4,187

Total Swedish Krona				10,969

Total Long-Term Securities (Identified Cost — $78,912)				98,736

Short-Term Securities — 12.7%
Repurchase Agreements — 12.7%
Deutsche Bank AG
2.2%, dated 12/31/04, to be repurchased at $7,005 on 1/3/05
(Collateral: $7,165 Federal Home Loan Bank bonds, 2.375%, due 4/5/06, value $7,189)			$7,004	7,004

Goldman, Sachs & Company
2.22%, dated 12/31/04, to be repurchased at $7,101 on 1/3/05
(Collateral: $7,255 Federal Home Loan Bank zero coupon notes, due 1/28/05, value $7,242)			7,100	7,100

Total Short-Term Securities (Identified Cost — $14,104)				14,104

Total Investments — 102.1% (Identified Cost — $93,016)				112,840
Other Assets Less Liabilities — (2.1)%				(2,372)

Net assets — 100.0%				$110,468

Net Asset Value Per Share:				$10.84

Open Forward Currency Exchange Contracts

	Contract to
Settlement					Unrealized
Date	Receive //C		Deliver //C		Gain/(Loss)
2/8/05	CAD	10,545	USD	8,467	$318
2/8/05	USD	8,920	CAD	10,545	135
2/8/05	USD	1,653	DKK	9,740	(121)
2/8/05	EUR	6,687	USD	8,191	599
2/8/05	NOK	20,438	EUR	2,487	(233)
2/8/05	EUR	2,985	NOK	24,641	274
2/8/05	USD	89,136	EUR	69,893	(5,561)
2/8/05	USD	3,325	GBP	1,833	(179)
2/8/05	GBP	550	USD	996	56
2/8/05	NOK	35,229	USD	5,409	384
2/8/05	USD	2,001	NOK	13,030	(141)
2/8/05	EUR	2,985	NOK	24,541	(264)
2/8/05	USD	9,546	SEK	68,733	(779)

					$(5,512)

//A	Securities are grouped by the currencies in which they were issued, and the par amounts are also in the issuance currency of the security.

//B	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. This security represents 4.54% of net assets.

//C	Definitions of currency abbreviations:

CAD	–	Canadian dollar
DKK	–	Danish krona
EUR	–	Euro
GBP	–	British pound
NOK	–	Norwegian krone
SEK	–	Swedish krona
USD	–	United States dollar

Swap Agreements

The Funds may invest in different types of swap agreements. Currently, the Funds hold credit default and interest rate swap contracts (denoted in the table below by a superscript 1 or 2, respectively). Credit default swap contracts represent the exchange of commitments to provide a level of credit protection for a commitment to receive interest at a fixed rate based on the potential risk of default of the underlying issuer. The relevant underlying issuer for credit default swap contracts is listed in a parenthetical reference following the agreement counterparty. Interest rate swap contracts involve the exchange of commitments to pay and receive interest based on a notional principal amount.

WESTERN ASSET INTERMEDIATE BOND PORTFOLIO

					Unrealized
		The Fund	The Fund	Contract Notional	Appreciation/
Security	Termination Date	Agrees to Pay	Will Receive	Amount	(Depreciation)

Lehman Brothers	April 23, 2007	Specified amount	3-month LIBOR	$2,200	$21
(Dynergy Holdings,		upon credit	//A Quarterly
8.75%, due 2/15/12) //1		event notice //B

Lehman Brothers	March 20, 2010	1.05%	Specified amount	11,400	(93)
(iBoxx IG Hi-Vol3) //1		Quarterly	upon credit
			event notice //C

Lehman Brothers	March 20, 2010	1.05%	Specified amount	11,400	(93)
(iBoxx IG Hi-Vol3) //1		Quarterly	upon credit
			event notice //C
				$25,000	$(165)

WESTERN ASSET INTERMEDIATE PLUS BOND PORTFOLIO

					Unrealized
		The Fund	The Fund	Contract Notional	Appreciation/
Security	Termination Date	Agrees to Pay	Will Receive	Amount	(Depreciation)

Lehman Brothers	March 20, 2010	1.05%	Specified amount	$300	$10
(iBoxx IG Hi-Vol3) //1		Quarterly	upon credit
			event notice //C

Lehman Brothers	March 20, 2010	1.05%	Specified amount	300	(2)
(iBoxx IG Hi-Vol3) //1		Quarterly	upon credit
			event notice //C

Deutsche Bank AG	September 20, 2009	Specified amount	4.30%	250	13
(iBoxx HY 2) //1		upon credit	Quarterly
		event notice //B

				$850	$20

WESTERN ASSET CORE BOND PORTFOLIO

					Unrealized
		The Fund	The Fund	Contract Notional	Appreciation/
Security	Termination Date	Agrees to Pay	Will Receive	Amount	(Depreciation)

Deutsche Bank AG	March 20, 2009	1.25%	Specified amount	$7,400	$(147)
(iBoxx 30 Hi-Vol) //1		Quarterly	upon credit
			event notice //C

Deutsche Bank AG	March 20, 2009	0.60%	Specified amount	7,400	(53)
(iBoxx IG TMT) //1		Quarterly	upon credit
			event notice //C

Deutsche Bank AG	March 20, 2009	Specified amount	1.25%	9,740	193
(iBoxx IG Hi-Vol) //1		upon credit	Quarterly
		event notice //B

Deutsche Bank AG	September 20, 2009	1.15%	Specified amount	25,000	(333)
(iBoxx IG Hi-Vol2) //1		Quarterly	upon credit
			event notice //C

Deutsche Bank AG	September 20, 2009	Specified amount	1.30%	8,320	68
(iBoxx IG Hi-Vol2) //1		upon credit	Quarterly
		event notice //B

Deutsche Bank AG	March 20, 2015	0.700%	Specified amount	7,400	(21)
(iBoxx IG 3) //1		Quarterly	upon credit
			event notice //C

The Goldman Sachs Group, Inc.	March 20, 2010	Specified amount	0.50%	5,200	43
(iBoxx IG Fin 3) //1		upon credit	Quarterly
		event notice //B

					Unrealized
		The Fund	The Fund	Contract Notional	Appreciation/
Security	Termination Date	Agrees to Pay	Will Receive	Amount	(Depreciation)

The Goldman Sachs Group, Inc.	March 20, 2015	Specified amount	0.70%	5,300	64
(iBoxx IG Fin 3) //1		upon credit	Quarterly
		event notice //B

Lehman Brothers	March 20, 2010	Specified amount	0.50%	13,900	115
(iBoxx IG Fin 3) //1		upon credit	Quarterly
		event notice //B

Lehman Brothers	September 20, 2009	1.150%	Specified amount	4,400	(59)
(iBoxx IG Hi-Vol2) //1		Quarterly	upon credit
			event notice //C

Lehman Brothers	September 20, 2009	1.150%	Specified amount	3,800	(51)
(iBoxx IG Hi-Vol2) //1		Quarterly	upon credit
			event notice //C

The Goldman Sachs Group, Inc.	March 20, 2010	1.050%	Specified amount	11,600	(95)
(iBoxx IG Hi-Vol3) //1		Quarterly	upon credit
			event notice //C

Lehman Brothers	September 20, 2009	1.150%	Specified amount	8,800	(117)
(iBoxx IG Hi-Vol2) //1		Quarterly	upon credit
			event notice //C

The Goldman Sachs Group, Inc.	March 20, 2010	1.050%	Specified amount	9,000	(73)
(iBoxx IG Hi-Vol3) //1		Quarterly	upon credit
			event notice //C

Lehman Brothers	March 20, 2010	1.050%	Specified amount	8,400	(69)
(iBoxx IG Hi-Vol3) //1		Quarterly	upon credit
			event notice //C

The Goldman Sachs Group, Inc.	March 20, 2010	1.050%	Specified amount	9,080	(53)
(iBoxx IG Hi-Vol3) //1		Quarterly	upon credit
			event notice //C

Deutsche Bank AG	December 20, 2009	Specified amount	0.215%	11,700	(19)
(Fannie Mae, 6%, due 5/15/11) //1		upon credit	Quartely
		event notice //A

Deutsche Bank AG	May 1, 2007	Specified amount	5.250%	3,340	219
(Dynergy Holdings, 8.75%,		upon credit	Quartely
due 2/15/12) //1		event notice //A

Merrill Lynch & Co., Inc.	June 20, 2009	Specified amount	0.420%	2,100	11
(Pacific Gas & Electric,		upon credit	Quarterly
4.80%, due 3/1/14)		event notice //A

The Goldman Sachs Group, Inc.	March 20, 2010	1.050%	Specified amount	9,040	(74)
(iBoxx IG Hi-Vol3) //1		Quarterly	upon credit
			event notice //C

The Goldman Sachs Group, Inc.	March 20, 2010	1.050%	Specified amount	8,500	(69)
(iBoxx IG Hi-Vol3) //1		Quarterly	upon credit
			event notice //C

The Goldman Sachs Group, Inc.	March 20, 2010	1.050%	Specified amount	4,300	(35)
(iBoxx IG Hi-Vol3) //1		Quarterly	upon credit
			event notice //C

The Goldman Sachs Group, Inc.	March 20, 2010	1.050%	Specified amount	18,000	(147)
(iBoxx IG Hi-Vol3) //1		Quarterly	upon credit
			event notice //C

Lehman Brothers	March 20, 2010	1.050%	Specified amount	9,400	(77)
(iBoxx IG Hi-Vol3) //1		Quarterly	upon credit
			event notice //C

The Goldman Sachs Group, Inc.	March 20, 2010	1.050%	Specified amount	8,600	(70)
(iBoxx IG Hi-Vol3) //1		Quarterly	upon credit
			event notice //C

					Unrealized
		The Fund	The Fund	Contract Notional	Appreciation/
Security	Termination Date	Agrees to Pay	Will Receive	Amount	(Depreciation)

The Goldman Sachs Group, Inc. //2	September 14, 2007	3-month	3.215%	26,500	(256)
		LIBOR //A	Semi-annually

Deutsche Bank AG //2	September 24, 2004	4.4318%	3-month	63,300	877
		Semi-annually	LIBOR //D

The Goldman Sachs Group, Inc. //2	October 18, 2014	4.492%	3-month	39,000	381
		Semi-annually	LIBOR //D

Lehman Brothers //2	October 28, 2014	4.378%	3-month	87,400	1,638
		Semi-annually	LIBOR //D

				$435,920	$1,791

WESTERN ASSET CORE PLUS BOND PORTFOLIO

					Unrealized
		The Fund	The Fund	Contract Notional	Appreciation/
Security	Termination Date	Agrees to Pay	Will Receive	Amount	(Depreciation)

Deutsche Bank AG	December 20, 2009	Specified amount	2.1500%	$17,000	$(27)
(Fannie Mae, 6%, due 5/15/11) //1		upon credit	Quarterly
		event notice //A

Deutsche Bank AG	March 20, 2009	0.6000%	Specified amount	6,450	(46)
(iBoxx IG TMT) //1		Quarterly	upon credit
			event notice //C

Deutsche Bank AG	March 20, 2009	1.2500%	Specified amount	9,500	(188)
(iBoxx IG TMT) //1		Quarterly	upon credit
			event notice //C

Deutsche Bank AG	March 20, 2009	0.6000%	Specified amount	9,500	(68)
(iBoxx IG TMT) //1		Quarterly	upon credit
			event notice //C

Deutsche Bank AG	March 20, 2009	4.2500%	Specified amount	1,900	(91)
(iBoxx 100 HY) //1		Quarterly	upon credit
			event notice //C

Deutsche Bank AG	March 20, 2009	4.2500%	Specified amount	3,710	(179)
(iBoxx 100 IG) //1		Quarterly	upon credit
			event notice //C

Deutsche Bank AG	March 20, 2009	Specified amount	5.0000%	5,000	366
(iBoxx HY B) //1		upon credit	Quarterly
		event notice //B

Deutsche Bank AG	March 20, 2009	Specified amount	5.0000%	10,000	731
(iBoxx HY B) //1		upon credit	Quarterly
		event notice //B

Deutsche Bank AG	March 20, 2009	Specified amount	4.2500%	10,000	481
(iBoxx 100 HY) //1		upon credit	Quarterly
		event notice //B

Credit Suisse First Boston USA	March 20, 2009	Specified amount	1.2500%	50,000	991
(iBoxx IG Hi-Vol) //1		upon credit	Quarterly
		event notice //B

Deutsche Bank AG	March 20, 2009	Specified amount	1.2500%	13,760	273
(iBoxx IG Hi-Vol) //1		upon credit	Quarterly
		event notice //B

Lehman Brothers	March 20, 2009	0.6000%	Specified amount	9,000	(65)
(iBoxx IG TMT) //1		Quarterly	upon credit
			event notice //C

					Unrealized
		The Fund	The Fund	Contract Notional	Appreciation/
Security	Termination Date	Agrees to Pay	Will Receive	Amount	(Depreciation)

Credit Suisse First Boston USA	September 20, 2009	Specified amount	4.3000%	5,000	261
(iBoxx HY 2B) //1		upon credit	Quarterly
		event notice //B

Deutsche Bank AG	September 20, 2009	Specified amount	4.3000%	15,000	783
(iBoxx IG 2) //1		upon credit	Quarterly
		event notice //B

Credit Suisse First Boston USA	September 20, 2009	1.1500%	Specified amount	25,000	(333)
(iBoxx IG Hi-Vol 2) //1		Quarterly	upon credit
			event notice //C

Deutsche Bank AG	September 20, 2014	Specified amount	1.3000%	11,560	94
(iBoxx IG Hi-Vol2) //1		upon credit	Quarterly
		event notice //B

Deutsche Bank AG	September 20, 2009	Specified amount	4.3000%	2,620	137
(iBoxx HY 2) //1		upon credit	Quarterly
		event notice //B

Deutsche Bank AG	September 20, 2009	Specified amount	4.8000%	2,620	203
(iBoxx HY 2) //1		upon credit	Quarterly
		event notice //B

Deutsche Bank AG	September 20, 2009	Specified amount	4.3000%	3,260	170
(iBoxx HY 2) //1		upon credit	Quarterly
		event notice //B

Credit Suisse First Boston USA	December 20, 2009	Specified amount	4.0000%	3,150	108
(iBoxx HY 3 ) //1		upon credit	Quarterly
		event notice //B

Credit Suisse First Boston USA	December 20, 2009	Specified amount	4.0000%	3,150	108
(iBoxx HY 3 ) //1		upon credit	Quarterly
		event notice //B

The Goldman Sachs Group, Inc.	December 20, 2009	Specified amount	4.0000%	2,980	102
(iBoxx HY 3 ) //1		upon credit	Quarterly
		event notice //B

Deutsche Bank AG	March 20, 2015	0.7000%	Specified amount	24,500	(68)
(iBoxx IG 3) //1		Quarterly	upon credit
			event notice //C

Credit Suisse First Boston USA	December 20, 2009	Specified amount	4.0000%	15,900	547
(iBoxx HY 3 ) //1		upon credit	Quarterly
		event notice //B

The Goldman Sachs Group, Inc.	December 20, 2009	Specified amount	4.0000%	13,400	461
(iBoxx HY 3 ) //1		upon credit	Quarterly
		event notice //B

The Goldman Sachs Group, Inc.	March 20, 2010	Specified amount	0.5000%	7,500	62
(iBoxx IG FIN 3) //1		upon credit	Quarterly
		event notice //B

The Goldman Sachs Group, Inc.	March 20, 2015	Specified amount	0.7000%	7,600	91
(iBoxx IG FIN 3) //1		upon credit	Quarterly
		event notice //B

Lehman Brothers	March 20, 2010	Specified amount	0.5000%	19,700	163
(iBoxx IG FIN 3) //1		upon credit	Quarterly
		event notice //B

Lehman Brothers	September 20, 2009	1.1500%	Specified amount	6,400	(85)
(iBoxx IG Hi-Vol 2) //1		Quarterly	upon credit
			event notice //C

					Unrealized
		The Fund	The Fund	Contract Notional	Appreciation/
Security	Termination Date	Agrees to Pay	Will Receive	Amount	(Depreciation)

Lehman Brothers	September 20, 2009	1.1500%	Specified amount	5,500	(73)
(iBoxx IG Hi-Vol 2) //1		Quarterly	upon credit
			event notice //C

The Goldman Sachs Group, Inc.	March 20, 2010	1.0500%	Specified amount	17,100	(140)
(iBoxx IG Hi-Vol 3) //1		Quarterly	upon credit
			event notice //C

Lehman Brothers	September 20, 2009	1.1500%	Specified amount	12,600	(168)
(iBoxx IG Hi-Vol 2) //1		Quarterly	upon credit
			event notice //C

The Goldman Sachs Group, Inc.	March 20, 2010	1.0500%	Specified amount	12,900	(105)
(iBoxx IG Hi-Vol 3) //1		Quarterly	upon credit
			event notice //C

Lehman Brothers	March 20, 2010	1.0500%	Specified amount	12,400	(101)
(iBoxx IG Hi-Vol 3) //1		Quarterly	upon credit
			event notice //C

The Goldman Sachs Group, Inc.	March 20, 2010	1.0500%	Specified amount	12,920	(75)
(iBoxx IG Hi-Vol 3) //1		Quarterly	upon credit
			event notice //C

Lehman Brothers	December 20, 2009	Specified amount	4.0000%	3,300	113
(iBoxx HY 3) //1		upon credit	Quarterly
		event notice //B

The Goldman Sachs Group, Inc.	December 20, 2009	Specified amount	4.0000%	3,800	131
(iBoxx HY 3) //1		upon credit	Quarterly
		event notice //B

Lehman Brothers	December 20, 2009	Specified amount	4.0000%	3,400	117
(iBoxx HY 3) //1		upon credit	Quarterly
		event notice //B

Lehman Brothers	December 20, 2009	Specified amount	4.0000%	3,400	117
(iBoxx HY 3) //1		upon credit	Quarterly
		event notice //B

The Goldman Sachs Group, Inc.	December 20, 2009	4.0000%	Specified amount	8,000	(275)
(iBoxx IG HY 3) //1		Quarterly	upon credit
			event notice //C

The Goldman Sachs Group, Inc.	December 20, 2009	4.0000%	Specified amount	8,160	(281)
(iBoxx IG HY 3) //1		Quarterly	upon credit
			event notice //C

Deutsche Bank	April 23, 2007	Specified amount	2.9500%	2,250	28
(Dynergy Holdings,		upon credit	Quarterly
8.75%, due 2/15/12) //1		event notice //A

Deutsche Bank	May 1, 2007	Specified amount	5.2500%	3,460	227
(Dynergy Holdings,		upon credit	Quarterly
8.75%, due 2/15/12) //1		event notice //A

Merrill Lynch & Co., Inc.	June 20, 2009	Specified amount	0.4200%	2,980	15
(Pacific Gas & Electric,)		upon credit	Quarterly
4.80%, due 3/1/14) //1		event notice //A

The Goldman Sachs Group, Inc.	March 20, 2010	1.0500%	Specified amount	12,920	(105)
(iBoxx IG Hi-Vol 3) //1		Quarterly	upon credit
			event notice //C

The Goldman Sachs Group, Inc.	March 20, 2010	1.0500%	Specified amount	48,000	(392)
(iBoxx IG Hi-Vol 3) //1		Quarterly	upon credit
			event notice //C

					Unrealized
		The Fund	The Fund	Contract Notional	Appreciation/
Security	Termination Date	Agrees to Pay	Will Receive	Amount	(Depreciation)

The Goldman Sachs Group, Inc.	March 20, 2010	1.0500%	Specified amount	12,100	(99)
(iBoxx IG Hi-Vol 3) //1		Quarterly	upon credit
			event notice //C

The Goldman Sachs Group, Inc.	March 20, 2010	1.0500%	Specified amount	6,300	(51)
(iBoxx IG Hi-Vol 3) //1		Quarterly	upon credit
			event notice //C

Lehman Brothers	March 20, 2010	1.0500%	Specified amount	16,400	(134)
(iBoxx IG Hi-Vol 3) //1		Quarterly	upon credit
			event notice //C

The Goldman Sachs Group, Inc.	March 20, 2010	1.0500%	Specified amount	25,900	(211)
(iBoxx IG Hi-Vol 3) //1		Quarterly	upon credit
			event notice //C

The Goldman Sachs Group, Inc.	March 20, 2010	1.0500%	Specified amount	34,000	(278)
(iBoxx IG Hi-Vol 3) //1		Quarterly	upon credit
			event notice //C

Lehman Brothers	March 20, 2010	1.0500%	Specified amount	13,500	(110)
(iBoxx IG Hi-Vol 3) //1		Quarterly	upon credit
			event notice //C

The Goldman Sachs Group, Inc.	March 20, 2010	1.0500%	Specified amount	34,000	(278)
(iBoxx IG Hi-Vol 3) //1		Quarterly	upon credit
			event notice //C

The Goldman Sachs Group, Inc.	March 20, 2010	1.0500%	Specified amount	12,500	(102)
(iBoxx IG Hi-Vol 3) //1		Quarterly	upon credit
			event notice //C

The Goldman Sachs Group, Inc. //2	September 14, 2007	3-month	3.2150%	37,270	(360)
		LIBOR //D	Semi-annually

Deutsche Bank AG //2	September 24, 2004	4.4318%	3-month	89,700	1,243
		Semi-annually	LIBOR //D

The Goldman Sachs Group, Inc. //2	September 24, 2009	3.7135%	3-month	100,000	1,140
		Semi-annually	LIBOR //D

JP Morgan Chase & Co. //2	October 18, 2014	4.4926%	3-month	51,300	496
		Semi-annually	LIBOR //D

The Goldman Sachs Group, Inc. //2	October 18, 2014	4.4915%	3-month	54,000	527
		Semi-annually	LIBOR //D

Credit Suisse First Boston USA //2	October 28, 2014	4.3780%	3-month	124,400	2,331
		Semi-annually	LIBOR //D

				$1,099,620	$8,128

//A	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000; upon default, the Fund will pay $10,000.

//B	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000.

//C	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will receive $1,000.

//D	London Interbank Offered Rate.

Security Valuation

Securities owned by the Funds for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued by the Board of Directors or the Funds’ Valuation Committee pursuant to procedures adopted by the Board. In determining fair value, the Board of Directors or the Funds’ Valuation Committee consider all relevant qualitative and quantitative factors available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

With respect to Intermediate Plus, Core Plus, Inflation Indexed, High Yield and Non-U.S., where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Funds will value their foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	Western Asset Funds, Inc.’s (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By: /s/ James W. Hirschmann

James W. Hirschmann
President
Western Asset Funds, Inc.
Date: February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James W. Hirschmann

James W. Hirschmann
President
Western Asset Funds, Inc.
Date: February 28, 2005

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Treasurer and Principal Financial and Accounting Officer
Western Asset Funds, Inc.
Date: February 25, 2005